UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.6%
	Shares	Value

CONSUMER DISCRETIONARY — 9.2%
Comcast, Cl A	103,900	$6,987,275
Home Depot	26,600	3,677,184
Time Warner	48,300	3,702,195
VF	56,500	3,527,295

		17,893,949

CONSUMER STAPLES — 10.4%
Colgate-Palmolive	50,400	3,751,272
CVS Health	38,300	3,551,176
General Mills	41,900	3,012,191
JM Smucker	14,495	2,234,549
McCormick	36,800	3,762,800
PepsiCo	35,500	3,866,660

		20,178,648

ENERGY — 8.7%
Chevron	36,700	3,761,016
EOG Resources	43,000	3,513,100
EQT	27,600	2,010,936
Exxon Mobil	52,600	4,678,770
Schlumberger	35,700	2,874,564

		16,838,386

FINANCIAL SERVICES — 18.4%
Allstate	54,100	3,696,653
American International Group	73,200	3,985,008
Bank of America	356,100	5,159,889
Chubb	30,900	3,870,534
Intercontinental Exchange	14,500	3,830,900
JPMorgan Chase	93,600	5,987,592
PayPal Holdings*	92,800	3,455,872
Wells Fargo	119,200	5,718,024

		35,704,472

HEALTH CARE — 12.4%
Abbott Laboratories	121,300	5,428,175
Aetna	32,600	3,755,846
Becton Dickinson	23,200	4,083,200
Cigna	28,500	3,675,360
Johnson & Johnson	56,400	7,062,972

		24,005,553

MATERIALS & PROCESSING — 1.9%
Sherwin-Williams	12,200	3,656,706

PRODUCER DURABLES — 12.5%
Boeing	27,400	3,662,284
Booz Allen Hamilton Holding, Cl A	132,700	4,097,776

COMMON STOCK — continued
	Shares	Value

PRODUCER DURABLES — continued
FedEx	18,300	$2,962,770
General Dynamics	25,600	3,760,384
Honeywell International	31,900	3,710,927
Raytheon	14,100	1,967,373
Union Pacific	43,300	4,029,065

		24,190,579

REAL ESTATE INVESTMENT TRUST — 3.8%
Public Storage	14,600	3,488,232
Simon Property Group	17,500	3,973,200

		7,461,432

TECHNOLOGY — 12.2%
Alliance Data Systems*	8,290	1,920,130
Amdocs	95,800	5,590,888
DST Systems	32,400	3,995,892
Microsoft	71,200	4,035,616
Oracle	91,100	3,738,744
Texas Instruments	62,281	4,344,100

		23,625,370

UTILITIES — 6.1%
Nextera Energy	30,000	3,848,700
Verizon Communications	73,100	4,050,471
WEC Energy Group	59,600	3,868,636

		11,767,807

Total Common Stock (Cost $142,827,194)		185,322,902

SHORT-TERM INVESTMENT — 4.1%
SEI Daily Income Trust, Government Fund, Cl A, 0.150% (A) (Cost $7,955,459)	7,955,459	7,955,459

Total Investments — 99.7% (Cost $150,782,653) †		$193,278,361

Percentages are based upon Net Assets of $193,808,835.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2016.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $150,782,653, and the unrealized appreciation and depreciation were $43,201,665 and ($705,957), respectively.

Cl – Class

As of July 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JULY 31, 2016 (Unaudited)

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-007-2000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD DIVIDEND GROWTH FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value

CONSUMER DISCRETIONARY — 11.4%
Genuine Parts	13,600	$1,390,464
Home Depot	12,325	1,703,808
Time Warner	21,625	1,657,556
TJX	16,065	1,312,832
Walt Disney	12,630	1,211,849

		7,276,509

CONSUMER STAPLES — 10.5%
Colgate-Palmolive	27,575	2,052,407
CVS Health	18,750	1,738,500
McCormick	12,795	1,308,289
PepsiCo	14,550	1,584,786

		6,683,982

ENERGY — 5.9%
Chevron	18,200	1,865,136
Exxon Mobil	21,100	1,876,845

		3,741,981

FINANCIAL SERVICES — 12.7%
American International Group	36,200	1,970,728
Broadridge Financial Solutions	21,300	1,441,584
Chubb	16,400	2,054,264
T. Rowe Price Group	8,525	602,632
Wells Fargo	42,800	2,053,116

		8,122,324

HEALTH CARE — 16.7%
Abbott Laboratories	44,300	1,982,425
Cardinal Health	16,260	1,359,336
Gilead Sciences	16,200	1,287,414
Johnson & Johnson	22,726	2,845,977
McKesson	7,450	1,449,472
UnitedHealth Group	11,925	1,707,660

		10,632,284

PRODUCER DURABLES — 18.4%
Accenture, Cl A	10,625	1,198,606
FedEx	11,465	1,856,183
Fluor	11,345	607,184
General Dynamics	15,450	2,269,450
Honeywell International	17,650	2,053,225
Lockheed Martin	6,200	1,566,926
Union Pacific	23,335	2,171,322

		11,722,896

TECHNOLOGY — 18.0%
Amdocs	33,286	1,942,571

COMMON STOCK — continued
	Shares	Value

TECHNOLOGY — continued
Apple	29,190	$3,041,890
Microsoft	33,200	1,881,776
Oracle	30,900	1,268,136
TE Connectivity	20,585	1,240,864
Texas Instruments	30,075	2,097,731

		11,472,968

UTILITIES — 3.4%
Sempra Energy	13,950	1,560,726
Verizon Communications	11,600	642,756

		2,203,482

Total Common Stock (Cost $51,989,140)		61,856,426

SHORT-TERM INVESTMENT — 3.0%
Federated Prime Money Market Obligations Fund, 0.330% (A) (Cost $1,933,541)	1,933,541	1,933,541

Total Investments — 100.0% (Cost $53,922,681) †		$63,789,967

Percentages are based upon Net Assets of $63,779,823.

(A)	The rate reported is the 7-day effective yield as of July 31, 2016.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $53,922,681, and the unrealized appreciation and depreciation were $10,202,694 and ($335,408), respectively.

Cl — Class

As of July 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-1200

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%
	Shares	Value

CONSUMER DISCRETIONARY — 13.9%
AMC Networks, Cl A*	20,100	$1,112,736
Cable One	4,850	2,540,818
Cedar Fair LP (A)	19,600	1,160,320
Dillard’s, Cl A	10,214	691,284
Hanesbrands	80,700	2,151,462
Helen of Troy*	23,500	2,340,835
Lions Gate Entertainment	44,700	893,553
Mohawk Industries*	12,200	2,549,068
Newell Brands	38,014	1,994,214
Time	120,069	1,960,727

		17,395,017

CONSUMER STAPLES — 8.2%
Dr. Pepper Snapple Group	12,100	1,191,971
Edgewell Personal Care	14,400	1,218,384
Energizer Holdings	54,900	2,828,997
J&J Snack Foods	11,050	1,343,790
JM Smucker	16,000	2,466,560
Mead Johnson Nutrition, Cl A	13,400	1,195,280

		10,244,982

ENERGY — 4.9%
Diamondback Energy*	27,200	2,387,888
Parsley Energy, Cl A*	45,000	1,282,950
RSP Permian*	69,000	2,480,550

		6,151,388

FINANCIAL SERVICES — 16.4%
BankUnited	13,200	396,264
Broadridge Financial Solutions	37,050	2,507,544
Chemical Financial	15,800	653,804
Equifax	15,600	2,066,376
Hartford Financial Services Group	52,700	2,100,095
Home BancShares	111,200	2,320,744
Markel*	2,375	2,253,281
Talmer Bancorp, Cl A	600	12,612
Western Alliance Bancorp*	74,300	2,528,429
Wintrust Financial	37,400	1,974,720
XL Group	52,900	1,830,869
Zions Bancorporation	66,900	1,865,172

		20,509,910

HEALTH CARE — 13.4%
Cooper	14,600	2,664,062
CR Bard	13,700	3,065,101
Patterson	65,700	3,242,952
PerkinElmer	24,700	1,405,924
Premier, Cl A*	74,900	2,449,230
STERIS	17,900	1,270,005

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
Teleflex	14,900	$2,686,619

		16,783,893

MATERIALS & PROCESSING — 5.2%
Albemarle	18,372	1,546,371
PolyOne	67,850	2,379,500
Sensient Technologies	16,833	1,242,780
WestRock	30,477	1,307,768

		6,476,419

PRODUCER DURABLES — 12.6%
B/E Aerospace	24,900	1,191,092
Booz Allen Hamilton Holding, Cl A	92,300	2,850,224
FLIR Systems	77,464	2,523,777
Hubbell, Cl B	14,400	1,552,752
Huntington Ingalls Industries	15,200	2,623,216
Pitney Bowes	129,600	2,502,576
Textron	30,700	1,197,300
Woodward	22,658	1,326,399

		15,767,336

REAL ESTATE INVESTMENT TRUST — 6.7%
Alexandria Real Estate Equities	22,723	2,551,793
Brandywine Realty Trust	149,500	2,522,065
Highwoods Properties	25,400	1,415,288
PS Business Parks	17,200	1,907,308

		8,396,454

TECHNOLOGY — 3.6%
Amdocs	40,000	2,334,400
Avnet	29,600	1,216,560
Brocade Communications Systems	106,200	987,660

		4,538,620

UTILITIES — 10.8%
Alliant Energy	64,600	2,600,150
DTE Energy	32,800	3,198,656
j2 Global	38,800	2,593,392
NorthWestern	41,100	2,496,414
WEC Energy Group	39,700	2,576,927

		13,465,539

Total Common Stock (Cost $101,256,196)		119,729,558

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JULY 31, 2016 (Unaudited)

SHORT-TERM INVESTMENT — 3.7%
	Shares	Value

SEI Daily Income Trust, Government Fund, Cl A, 0.150% (B) (Cost $4,598,868)	4,598,868	$4,598,868

Total Investments — 99.4% (Cost $105,855,064) †		$124,328,426

Percentages are based upon Net Assets of $125,051,096.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnerships. At July 31, 2016, these securities amounted $1,160,320 or 0.93% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2016.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $105,855,064, and the unrealized appreciation and depreciation were $20,318,287 and ($1,844,925), respectively.

Cl — Class

As of July 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-011-1100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value

CONSUMER DISCRETIONARY — 13.8%
AMC Networks, Cl A*	77,648	$4,298,594
Cable One	20,881	10,939,138
Cedar Fair LP (A)	159,208	9,425,113
ClubCorp Holdings	361,806	5,246,187
Dillard’s, Cl A	38,700	2,619,216
Hanesbrands	321,200	8,563,192
Helen of Troy*	91,500	9,114,315
Lions Gate Entertainment	192,600	3,850,074
Nordstrom	59,700	2,640,531
Time	568,249	9,279,506

		65,975,866

CONSUMER STAPLES — 5.7%
Edgewell Personal Care	62,186	5,261,557
Energizer Holdings	214,886	11,073,076
Flowers Foods	246,000	4,523,940
J&J Snack Foods	51,050	6,208,191

		27,066,764

ENERGY — 5.0%
Diamondback Energy*	105,400	9,253,066
Parsley Energy, Cl A*	172,000	4,903,720
RSP Permian*	267,472	9,615,619

		23,772,405

FINANCIAL SERVICES — 16.4%
BankUnited	52,290	1,569,746
Broadridge Financial Solutions	143,400	9,705,312
Cardtronics*	181,358	7,977,938
Chemical Financial	53,600	2,217,968
Equifax	75,110	9,949,071
Great Western Bancorp	142,035	4,711,301
Home BancShares	435,000	9,078,450
Talmer Bancorp, Cl A	2,000	42,040
Western Alliance Bancorp*	284,200	9,671,326
Wintrust Financial	186,858	9,866,102
XL Group	178,690	6,184,461
Zions Bancorporation	262,563	7,320,257

		78,293,972

HEALTH CARE — 12.6%
CONMED	80,537	3,273,024
Cooper	53,800	9,816,886
Integra LifeSciences Holdings*	70,480	5,939,349
Patterson	239,800	11,836,528
PerkinElmer	92,152	5,245,292
Premier, Cl A*	217,806	7,122,256
STERIS	69,200	4,909,740
Teleflex	66,687	12,024,333

		60,167,408

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING — 8.2%
Albemarle	93,445	$7,865,266
Apogee Enterprises	100,866	4,715,485
Interface, Cl A	359,890	6,427,635
KapStone Paper and Packaging	475,652	6,792,311
PolyOne	236,465	8,292,828
Sensient Technologies	64,950	4,795,258

		38,888,783

PRODUCER DURABLES — 14.1%
B/E Aerospace	107,226	5,129,155
Booz Allen Hamilton Holding, Cl A	423,302	13,071,566
FLIR Systems	325,900	10,617,822
Herman Miller	147,953	4,848,420
Huntington Ingalls Industries	65,324	11,273,616
OSI Systems*	109,300	6,500,071
Pitney Bowes	492,703	9,514,095
TrueBlue*	31,425	701,720
Woodward	97,683	5,718,363

		67,374,828

REAL ESTATE INVESTMENT TRUST — 9.2%
Alexandria Real Estate Equities	108,085	12,137,946
Brandywine Realty Trust	593,290	10,008,802
Highwoods Properties	85,800	4,780,776
PS Business Parks	86,051	9,542,195
STAG Industrial	292,300	7,418,574

		43,888,293

TECHNOLOGY — 5.1%
Amdocs	196,328	11,457,702
Avnet	154,400	6,345,840
Brocade Communications Systems	700,121	6,511,125

		24,314,667

UTILITIES — 7.9%
Alliant Energy	270,200	10,875,550
IDACORP	58,500	4,729,725
j2 Global	191,296	12,786,225
NorthWestern	153,700	9,335,738

		37,727,238

Total Common Stock (Cost $397,808,386)		467,470,224

SHORT-TERM INVESTMENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl A, 0.150% (B) (Cost $10,954,565)	10,954,565	10,954,565

Total Investments — 100.3% (Cost $408,762,951) †		$478,424,789

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JULY 31, 2016 (Unaudited)

Percentages are based upon Net Assets of $476,895,674.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnerships. At July 31, 2016, this security amounted $9,425,114 or 1.98% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2016.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $408,762,951, and the unrealized appreciation and depreciation were $78,769,278 and ($9,107,440), respectively.

Cl — Class

LP — Limited Partnership

As of July 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-2000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%
	Shares	Value

CONSUMER DISCRETIONARY — 13.8%
ClubCorp Holdings	156,630	$2,271,135
International Speedway, Cl A	88,475	2,987,801
Lithia Motors, Cl A	36,900	3,184,101
Marcus	134,555	2,980,393
Oxford Industries	54,700	3,127,746
Sonic	114,550	3,082,540
Time	171,800	2,805,494

		20,439,210

CONSUMER STAPLES — 1.9%
J&J Snack Foods	23,617	2,872,063

ENERGY — 7.2%
Callon Petroleum*	283,230	3,225,990
Matrix Service*	75,265	1,247,141
RSP Permian*	86,515	3,110,214
Synergy Resources*	479,334	3,120,464

		10,703,809

FINANCIAL SERVICES — 19.7%
AMERISAFE	47,867	2,801,655
Berkshire Hills Bancorp	110,630	2,917,313
Chemical Financial	76,850	3,180,053
Columbia Banking System	100,200	3,038,064
Employers Holdings	97,588	2,783,210
Glacier Bancorp	111,600	3,077,928
Heritage Commerce	126,151	1,322,063
LegacyTexas Financial Group	106,785	3,045,508
Opus Bank	75,129	2,425,164
Safety Insurance Group	24,904	1,586,385
Wintrust Financial	56,003	2,956,958

		29,134,301

HEALTH CARE — 7.0%
CONMED	61,700	2,507,488
Integra LifeSciences Holdings*	35,317	2,976,164
Merit Medical Systems*	70,000	1,640,800
Omnicell*	81,400	3,148,552

		10,273,004

MATERIALS & PROCESSING — 11.0%
A Schulman	107,082	3,138,574
Apogee Enterprises	64,923	3,035,150
Continental Building Products*	133,628	3,133,577
Interface, Cl A	96,700	1,727,062
KapStone Paper and Packaging	150,600	2,150,568
Trex*	61,615	2,988,327

		16,173,258

COMMON STOCK — continued
	Shares	Value

PRODUCER DURABLES — 15.5%
Alamo Group	22,552	$1,513,916
G&K Services, Cl A	19,197	1,539,791
Gorman-Rupp	51,759	1,402,151
Heartland Express	160,700	2,976,164
Herman Miller	96,000	3,145,920
Kaman	69,784	3,011,877
Kelly Services, Cl A	70,692	1,447,066
Knoll	67,850	1,713,213
Littelfuse	24,613	3,077,117
OSI Systems*	24,142	1,435,725
TrueBlue*	75,628	1,688,773

		22,951,713

REAL ESTATE INVESTMENT TRUST — 12.2%
CyrusOne	56,000	3,069,920
Easterly Government Properties	76,049	1,558,244
Potlatch	60,629	2,319,059
PS Business Parks	19,933	2,210,371
STAG Industrial	116,903	2,966,998
Summit Hotel Properties	210,201	2,980,650
Terreno Realty	105,406	2,935,557

		18,040,799

TECHNOLOGY — 5.0%
DTS*	108,998	3,029,054
Everyday Health*	160,637	1,310,798
MKS Instruments	32,300	1,475,464
Novanta*	97,950	1,538,795

		7,354,111

UTILITIES — 4.4%
ALLETE	43,230	2,760,236
Connecticut Water Service	16,876	861,520
NorthWestern	47,318	2,874,095

		6,495,851

Total Common Stock (Cost $120,276,334)		144,438,119

SHORT-TERM INVESTMENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl A, 0.150% (A) (Cost $3,531,822)	3,531,822	3,531,822

Total Investments — 100.1% (Cost $123,808,156) †		$147,969,941

Percentages are based upon Net Assets of $147,760,636.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JULY 31, 2016 (Unaudited)

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2016.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $123,808,156, and the unrealized appreciation and depreciation were $28,311,172 and ($4,149,387), respectively.

Cl — Class

As of July 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most financial statements.

WHG-QH-009-2000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MLP AND STRATEGIC ENERGY FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.3%
	Shares	Value

CONSUMER DISCRETIONARY — 3.3%
Macquarie Infrastructure Co Trust	12,800	$981,120

ENERGY — 75.0%
CONSOL Energy	21,200	410,856
Dominion Midstream Partners LP (A)	21,300	560,829
Enbridge	36,000	1,480,680
Enbridge Energy Escrow*	67,253	—
Enbridge Energy Management LLC*	29,102	672,542
Energy Transfer Partners LP (A)	22,655	894,873
EnLink Midstream LLC	42,000	648,060
Enterprise Products Partners LP (A)	19,800	563,706
EOG Resources	7,100	580,070
EQT	8,200	597,452
EQT Midstream Partners LP (A)	11,200	893,872
GasLog Partners LP (A)	33,000	726,000
Genesis Energy LP (A)	10,800	392,904
Kinder Morgan	50,400	1,024,632
Magellan Midstream Partners LP (A)	7,900	575,594
Marathon Petroleum	17,100	673,569
MPLX LP (A)	18,371	596,139
Occidental Petroleum	8,000	597,840
ONEOK	12,600	564,354
Phillips 66 Partners LP (A)	10,600	567,100
Pioneer Natural Resources	2,800	455,196
Plains GP Holdings LP, Cl A	86,600	919,692
Schlumberger	7,600	611,952
SemGroup, Cl A	19,150	554,584
Spectra Energy	23,625	849,791
Spectra Energy Partners LP (A)	12,200	594,628
Summit Midstream Partners LP (A)	25,827	585,757
Sunoco Logistics Partners LP (A)	20,700	597,816
Targa Resources	18,300	681,858
Tesoro	3,800	289,370
TransCanada	25,400	1,177,290
Valero Energy	5,600	292,768
VTTI Energy Partners LP (A)	31,036	615,754
Western Gas Partners LP (A)	11,600	591,020
Williams	13,300	318,801

		22,157,349

UTILITIES — 11.0%
Dominion Resources	11,300	881,626
NextEra Energy Partners LP (A)	31,200	974,376
NiSource	17,300	443,918

COMMON STOCK — continued
	Shares	Value

UTILITIES — continued
Sempra Energy	8,400	$939,792

		3,239,712

Total Common Stock (Cost $27,826,574)		26,378,181

PREFERRED STOCK — 4.8%
ENERGY — 4.8%
Anadarko Petroleum, 7.500%*	20,200	768,408
Kinder Morgan, 9.750%*	13,200	644,160

		1,412,568

Total Preferred Stock (Cost $1,444,561)		1,412,568

SHORT-TERM INVESTMENT — 4.6%
SEI Daily Income Trust, Government Fund, Cl A, 0.150% (B) (Cost $1,343,531)	1,343,531	1,343,531

Total Investments — 98.7% (Cost $30,614,666) †		$29,134,280

Percentages are based upon Net Assets of $29,524,201.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnerships. At July 31, 2016, these securities amounted $9,730,368 or 32.9% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2016.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $30,614,666, and the unrealized appreciation and depreciation were $1,656,687 and ($3,137,073), respectively.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$26,378,181	$—	$—	$26,378,181
Preferred Stock	—	1,412,568	—	1,412,568
Short-Term Investment	1,343,531	—	—	1,343,531

Total Investments in Securities	$27,721,712	$1,412,568	$—	$29,134,280

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-016-0400

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 46.7%
	Shares	Value
CONSUMER DISCRETIONARY — 4.0%
Comcast, Cl A	946,600	$63,658,850
Time Warner	418,900	32,108,685

		95,767,535

CONSUMER STAPLES — 5.7%
CVS Health	312,200	28,947,184
General Mills	656,798	47,217,208
PepsiCo	563,300	61,354,636

		137,519,028

ENERGY — 10.2%
Enterprise Products Partners LP (A)	1,845,182	52,532,332
EQT Midstream Partners LP (A)	131,278	10,477,297
Magellan Midstream Partners LP (A)	446,634	32,541,753
Occidental Petroleum	302,263	22,588,114
Phillips 66 Partners LP (A)	558,975	29,905,162
Shell Midstream Partners LP (A)	883,861	28,734,321
Spectra Energy	645,700	23,225,829
Tesoro Logistics (A)	496,125	24,196,016
Western Gas Partners LP (A)	474,769	24,189,481

		248,390,305

FINANCIAL SERVICES — 6.3%
Chubb	236,148	29,579,899
Hartford Financial Services Group	892,992	35,585,731
US Bancorp	1,391,100	58,662,687
Wells Fargo	626,200	30,038,814

		153,867,131

HEALTH CARE — 6.5%
Abbott Laboratories	760,900	34,050,275
Becton Dickinson	349,500	61,512,000
Johnson & Johnson	502,300	62,903,029

		158,465,304

PRODUCER DURABLES — 7.4%
Boeing	223,335	29,850,956
General Dynamics	219,076	32,180,074
General Electric	953,400	29,688,876
Honeywell International	499,014	58,050,298
Raytheon	217,343	30,325,869

		180,096,073

REAL ESTATE INVESTMENT TRUST — 4.2%
Alexandria Real Estate Equities	462,224	51,907,755
Boston Properties	352,918	50,160,236

		102,067,991

TECHNOLOGY — 1.4%
Microsoft	598,900	33,945,652

COMMON STOCK — continued
	Shares/ Face Amount	Value
UTILITIES — 1.0%
Nextera Energy	184,300	$23,643,847

Total Common Stock (Cost $881,255,812)		1,133,762,866

PREFERRED STOCK — 11.8%
ENERGY — 0.8%
Kinder Morgan, 9.750%*	431,000	21,032,800

FINANCIAL SERVICES — 9.9%
Bank of America, Ser D, 6.204%	1,102,112	28,511,637
Bank of America, Ser 5, 4.000% (B)	1,100,506	25,971,942
BB&T, Ser D, 5.850%	1,089,173	29,266,078
JPMorgan Chase, 5.500%	2,287,720	59,229,071
PNC Financial Services Group, Ser Q, 5.375%	793,996	20,667,716
US Bancorp, 3.500% (B)	1,574,298	38,853,675
Wells Fargo, 5.850% (B)	1,331,420	37,173,246

		239,673,365

REAL ESTATE INVESTMENT TRUST — 1.1%
Public Storage, 5.900%	1,056,385	27,149,094

Total Preferred Stock (Cost $263,594,902)		287,855,259

CORPORATE OBLIGATIONS — 7.8%
ENERGY — 1.1%
Occidental Petroleum 2.700%, 02/15/23	11,500,000	11,757,289
Total Capital International 2.700%, 01/25/23	13,750,000	14,211,918

		25,969,207

FINANCIAL SERVICES — 3.4%
Bank of America MTN 5.650%, 05/01/18	9,000,000	9,620,541
Bank of New York Mellon 4.950%, 06/20/20 (B)	18,000,000	18,360,000
Citigroup 5.900%, 12/29/49 (B)	25,000,000	25,687,500
MetLife 5.250%, 12/29/49 (B)	18,000,000	18,014,400
Toyota Motor Credit MTN 1.750%, 05/22/17	12,000,000	12,068,328

		83,750,769

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES — 1.0%
General Electric 5.000%, 12/29/49 (B)	$21,603,000	$23,223,225

TECHNOLOGY — 2.3%
Apple 0.887%, 05/03/18 (B)	24,000,000	24,049,224
Intel 3.300%, 10/01/21	14,000,000	15,277,752
Oracle 3.625%, 07/15/23	15,000,000	16,359,480

		55,686,456

Total Corporate Obligations (Cost $181,071,948)		188,629,657

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.4%
FHLMC 3.750%, 03/27/19	8,000,000	8,609,376
2.375%, 01/13/22	29,000,000	30,734,954
1.750%, 05/30/19	31,500,000	32,286,177
0.500%, 01/27/17	45,000,000	45,003,600

		116,634,107

FNMA 1.125%, 04/27/17	26,000,000	26,108,914
0.625%, 08/26/16	36,000,000	36,008,136

		62,117,050

Total U.S. Government Agency Obligations (Cost $175,960,606)		178,751,157

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bond 3.375%, 11/15/19	12,250,000	13,266,848
U.S. Treasury Notes 0.875%, 12/31/16	35,000,000	35,072,870
0.625%, 05/31/17	35,000,000	35,013,685

		70,086,555

Total U.S. Treasury Obligations (Cost $82,653,223)		83,353,403

CONVERTIBLE BOND — 1.0%
UNITED STATES — 1.0%
Microchip Technology 1.625%, 02/15/25	21,000,000	25,029,375

(Cost $20,987,473)		25,029,375

SHORT-TERM INVESTMENT — 21.0%
	Shares	Value
SEI Daily Income Trust, Government Fund, Cl A, 0.150% (C) (Cost $509,458,175)	509,458,189	$509,458,175

Total Investments — 99.1% (Cost $2,114,982,139) †		$2,406,839,892

Percentages are based upon Net Assets of $2,429,107,072.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnerships. At July 31, 2016, these securities amounted $202,576,362 or 8.3% of Net Assets.

(B)	Floating rate security – Rate disclosed is the rate in effect on July 31, 2016.

(C)	The rate reported is the 7-day effective yield as of July 31, 2016.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $2,114,982,139, and the unrealized appreciation and depreciation were $305,800,923 and $($13,943,170), respectively.

Cl  —  Class

FHLMC  —  Federal Home Loan Mortgage Corporation

FNMA  —  Federal National Mortgage Association

LP  —  Limited Partnership

MTN  —  Medium Term Note

Ser  —  Series

The following is a summary of the inputs used as of July 31, 2016 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,133,762,866	$—	$—	$1,133,762,866
Preferred Stock	266,822,459	21,032,800	—	287,855,259
Corporate Obligations	—	188,629,657	—	188,629,657
U.S. Government Agency Obligations	—	178,751,157	—	178,751,157
U.S. Treasury Obligations	—	83,353,403	—	83,353,403
Convertible Bond	—	25,029,375	—	25,029,375
Short-Term Investment	509,458,175	—	—	509,458,175

Total Investments in Securities	$1,910,043,500	$496,796,392	$—	$2,406,839,892

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-1900

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 42.7%
	Shares	Value
BELGIUM — 2.5%
Anheuser-Busch InBev ADR	1,300	$168,272

GERMANY — 1.8%
SAP ADR	1,400	122,346

HONG KONG — 0.8%
AIA Group	8,900	55,120

JAPAN — 3.3%
Keyence	65	46,453
Nippon Telegraph & Telephone ADR	3,705	175,728

		222,181

SWITZERLAND — 1.9%
Novartis ADR	1,515	126,139

UNITED KINGDOM — 1.2%
GlaxoSmithKline ADR	825	37,183
Lloyds TSB Group PLC ADR	1,785	5,105
Segro REIT	1,390	8,149
Vodafone Group ADR	1,075	33,218

		83,655

UNITED STATES — 31.2%
Abbott Laboratories	1,600	71,600
Alexandria Real Estate Equities	1,825	204,947
Becton Dickinson	1,010	177,760
Boeing	660	88,216
Boston Properties	1,150	163,450
Comcast, Cl A	2,500	168,125
Enterprise Products Partners LP (A)	4,000	113,879
General Dynamics	600	88,134
General Electric	1,750	54,495
Hartford Financial Services Group	1,625	64,756
Honeywell International	1,050	122,146
Johnson & Johnson	1,400	175,322
Phillips 66 Partners LP (A)	1,200	64,200
Raytheon	675	94,182
Shell Midstream Partners LP (A)	1,700	55,267
Spectra Energy	1,850	66,545
Tesoro Logistics (A)	675	32,920
US Bancorp	3,725	157,083
Wells Fargo	2,550	122,324
Western Gas Partners LP (A)	550	28,023

		2,113,374

Total Common Stock (Cost $2,695,546)		2,891,087

CORPORATE OBLIGATIONS — 12.6%
	Face Amount/Shares	Value
FRANCE — 1.0%
Orange 2.750%, 09/14/16	$65,000	$65,138

ISRAEL — 2.4%
Teva Pharmaceutical Finance BV 2.400%, 11/10/16	160,000	160,714

MEXICO — 2.4%
America Movil 2.375%, 09/08/16	160,000	160,259

UNITED KINGDOM — 5.7%
AstraZeneca 1.750%, 11/16/18	97,000	98,216
Diageo Capital 1.500%, 05/11/17	65,000	65,267
GlaxoSmithKline Capital 1.500%, 05/08/17	65,000	65,289
Lloyds Bank 1.750%, 05/14/18	65,000	64,986
Vodafone Group 5.625%, 02/27/17	97,000	99,506

		393,264

UNITED STATES — 1.1%
Bank of New York Mellon 4.950%, 06/20/20 (B)	70,000	71,400

Total Corporate Obligations (Cost $847,474)		850,775

PREFERRED STOCK — 9.8%
NETHERLANDS — 2.3%
Aegon, Ser 1, 4.000% (B)	295	7,319
Aegon, 6.375%	1,275	33,035
ING Groep, 6.125%	665	17,303
ING Groep, 6.375%	2,583	67,546
ING Groep, 7.050%	635	16,764
ING Groep, 7.200%	510	13,398

		155,365

UNITED KINGDOM — 1.0%
Barclays Bank, 7.100%	260	6,687
Barclays Bank, 8.125%	490	12,809
Barclays Bank, Ser 2, 6.625%	525	13,487
HSBC Holdings, 8.125%	245	6,821
HSBC Holdings, 6.200%	525	13,750

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
JULY 31, 2016 (Unaudited)

PREFERRED STOCK — continued
	Shares/ Face Amount	Value
HSBC Holdings, Ser 2, 8.000%	505	$13,549

		67,103

UNITED STATES — 6.5%
Bank of America, Ser 5, 4.000% (B)	3,115	73,514
BB&T, 5.625%	1,300	34,216
Goldman Sachs Group, 4.000% (B)	1,800	39,798
MetLife, Ser A, 4.000% (B)	1,373	34,874
Morgan Stanley, 4.000% (B)	1,900	41,534
US Bancorp, Ser B, 3.500% (B)	4,294	105,976
Wells Fargo, 5.850% (B)	4,100	114,472

		444,384

Total Preferred Stock (Cost $629,118)		666,852

EXCHANGE TRADED FUNDS — 7.3%
CANADA — 2.0%
iShares S&P/TSX Capped REIT Index ETF	10,360	136,716

JAPAN — 1.0%
Next Funds REIT Iindex ETF	3,500	67,849

NETHERLANDS — 2.1%
iShares European Property Yield UCITS ETF	3,275	147,630

UNITED STATES — 2.2%
iShares International Developed ETF	4,775	145,733

Total Exchange Traded Funds (Cost $490,192)		497,928

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
FHLMC 2.375%, 01/13/22	140,000	148,375
1.750%, 05/30/19	130,000	133,245

		281,620

FNMA 0.625%, 08/26/16	120,000	120,027

Total U.S. Government Agency Obligations (Cost $394,336)		401,647

CONVERTIBLE BOND — 1.0%
UNITED STATES — 1.0%
Microchip Technology 1.625%, 02/15/25	57,000	67,937

(Cost $59,006)		67,937

SHORT-TERM INVESTMENT — 19.3%
	Shares	Value
SEI Daily Income Trust, Government Fund, Cl A, 0.150% (C) (Cost $1,307,590)	1,307,590	$1,307,590

Total Investments — 98.6% (Cost $6,423,262) †		$6,683,816

Percentages are based upon Net Assets of $6,775,771.

(A)	Securities considered Master Limited Partnerships. At July 31, 2016, these securities amounted $294,289 or 4.3% of Net Assets.

(B)	Floating rate security – Rate disclosed is the rate in effect on July 31, 2016.

(C)	The rate reported is the 7-day effective yield as of July 31, 2016.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $6,423,262, and the unrealized appreciation and depreciation were $331,501 and ($70,947), respectively.

ADR  —  American Depositary Receipt

Cl  —  Class

ETF  —  Exchange Traded Fund

FHLMC  —  Federal Home Loan Mortgage Corporation

FNMA  —  Federal National Mortgage Association

LP  —  Limited Partnership

PLC  —  Public Limited Company

REIT  —  Real Estate Investment Trust

Ser  —  Series

S&P  —  Standard and Poor’s

TSX  —  Toronto Stock Exchange

UCITS  —  Undertakings for the Collective Investment of Transferable Securities

The following is a summary of the inputs used as of July 31, 2016 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,891,087	$—	$—	$2,891,087
Corporate Obligations	—	850,775	—	850,775
Preferred Stock	666,852	—	—	666,852
Exchange Traded Funds	497,928	—	—	497,928
U.S. Government Agency Obligations	—	401,647	—	401,647
Convertible Bond	—	67,937	—	67,937
Short-Term Investment	1,307,590	—	—	1,307,590

Total Investments in Securities	$5,363,457	$1,320,359	$—	$6,683,816

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-018-0300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value
ARGENTINA — 1.1%
Tenaris	13,764	$184,043

AUSTRIA — 1.5%
Voestalpine	7,156	252,174

BELGIUM — 1.6%
Anheuser-Busch InBev	2,077	267,738

CHINA — 5.1%
China Resources Gas Group	86,113	252,510
CNOOC	133,415	159,581
CT Environmental Group	643,276	195,676
Lenovo Group	360,882	233,505

		841,272

EGYPT — 1.8%
Commercial International Bank Egypt	53,125	286,148

FRANCE — 5.3%
BNP Paribas	4,020	199,348
Capital Gemini	2,563	246,285
Schneider Electric	4,210	275,442
Total	3,058	146,191

		867,266

GEORGIA — 1.8%
Bank of Georgia Holdings	8,030	290,232

GERMANY — 3.4%
Henkel & KGaA	2,271	246,536
SAP	3,452	302,612

		549,148

HONG KONG — 4.1%
AIA Group	38,607	239,104
Samsonite International	80,750	229,498
Wharf Holdings	28,748	198,054

		666,656

JAPAN — 6.9%
Astellas Pharma	15,351	258,997
Japan Tobacco	6,186	244,021
Keyence	429	306,588
Nippon Telegraph & Telephone	4,721	225,836
Ship Healthcare Holdings	2,853	87,238

		1,122,680

JERSEY — 0.8%
Randgold Resources ADR	1,153	135,604

COMMON STOCK — continued
	Shares	Value
MEXICO — 1.8%
Genomma Lab Internacional, Cl B*	250,583	$288,137

NETHERLANDS — 2.0%
ING Groep	15,661	175,091
Unilever	3,098	143,513

		318,604

PHILIPPINES — 1.7%
Ayala Land	322,469	270,378

SOUTH KOREA — 3.2%
Hanon Systems	20,907	213,708
Samsung Electronics	224	307,759

		521,467

SWITZERLAND — 3.6%
Roche Holding	1,515	386,878
UBS Group	14,442	198,928

		585,806

TAIWAN — 3.3%
Largan Precision	2,331	249,727
Taiwan Semiconductor Manufacturing	53,421	288,667

		538,394

THAILAND — 1.8%
Thai Union Group PLC NVDR	480,468	300,724

UNITED KINGDOM — 2.9%
Informa PLC	16,817	158,911
Lloyds Banking Group	216,706	152,434
Petrofac	17,308	170,767

		482,112

UNITED STATES — 43.3%
AGCO	2,763	133,066
AT&T	4,284	185,454
Bristol-Myers Squibb	3,685	275,675
Capital One Financial	3,355	225,053
Caterpillar	1,120	92,691
Chubb	2,725	341,333
Dun & Bradstreet	3,479	449,661
Exxon Mobil	1,629	144,899
Generac Holdings*	5,449	205,918
Honeywell International	4,922	572,576
Jones Lang LaSalle	2,002	219,159
JPMorgan Chase	9,111	582,831
Kraft Heinz	3,740	323,099
Lannett*	7,651	238,864
MetLife	6,048	258,492
Microsoft	5,375	304,655
Mondelez International, Cl A	4,425	194,611

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Moody’s	5,865	$621,749
Omnicom Group	4,699	386,681
Raytheon	3,358	468,542
Stanley Black & Decker	2,782	338,570
T. Rowe Price Group	2,631	185,985
Texas Instruments	4,918	343,030

		7,092,594

Total Common Stock (Cost $13,456,030)		15,861,177

SHORT-TERM INVESTMENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl A, 0.150% (A) (Cost $465,245)	465,245	465,245

Total Investments — 99.8% (Cost $13,921,275) †		$16,326,422

Percentages are based upon Net Assets $16,362,650

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2016.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $13,921,275, and the unrealized appreciation and depreciation were $3,181,290 and ($776,143), respectively.

ADR  —  American Depositary Receipt

Cl  —  Class

NVDR  —  Non-Voting Depositary Receipt

PLC  —  Public Limited Company

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Argentina	$184,043	$–	$–	$184,043
Austria	252,174	–	–	252,174
Belgium	267,738	–	–	267,738
China	841,272	–	–	841,272
Egypt	–	286,148	–	286,148
France	867,266	–	–	867,266
Georgia	290,232	–	–	290,232
Germany	549,148	–	–	549,148
Hong Kong	666,656	–	–	666,656
Japan	1,122,680	–	–	1,122,680
Jersey	135,604	–	–	135,604
Mexico	288,137	–	–	288,137
Netherlands	318,604	–	–	318,604
Philippines	270,378	–	–	270,378
South Korea	521,467	–	–	521,467
Switzerland	585,806	–	–	585,806
Taiwan	538,394	–	–	538,394
Thailand	300,724	–	–	300,724
United Kingdom	482,112	–	–	482,112
United States	7,092,594	–	–	7,092,594

Total Common Stock	15,575,029	286,148	–	15,861,177

Short-Term Investment	465,245	–	–	465,245

Total Investments in Securities	$16,040,274	$286,148	$–	$16,326,422

‡	Represents securities trading primarily outside of the United States, the values of which were adjusted as a result of closed exchanges.

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-015-0800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value
ARGENTINA — 1.2%
Tenaris	4,223	$56,467

AUSTRALIA — 0.3%
Rio Tinto	424	15,969

AUSTRIA — 1.3%
Voestalpine	1,802	63,502

BELGIUM — 1.5%
Anheuser-Busch InBev	567	73,090

BRAZIL — 1.6%
BB Seguridade Participacoes	8,422	78,651

CANADA — 1.5%
Intact Financial	1,004	71,968

CHINA — 2.4%
CNOOC	34,691	41,495
Lenovo Group	114,435	74,044

		115,539

FRANCE — 5.8%
BNP Paribas	979	48,548
Eutelsat Communications	1,988	39,518
Schneider Electric	1,074	70,267
Total	1,265	60,474
Unibail-Rodamco REIT	208	57,241

		276,048

GERMANY — 2.7%
Hannover Rueckversicherung	427	43,691
SAP	995	87,224

		130,915

HONG KONG — 6.2%
AIA Group	11,619	71,960
ASM Pacific Technology	7,825	58,145
Samsonite International	22,742	64,635
SmarTone Telecommunications Holdings	34,936	62,231
VTech Holdings	3,615	39,302

		296,273

INDONESIA — 1.1%
Perusahaan Gas Negara Persero	214,227	53,808

JAPAN — 4.9%
Astellas Pharma	3,878	65,428
Japan Tobacco	1,904	75,108
Nippon Telegraph & Telephone	1,416	67,736

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Ship Healthcare Holdings	891	$27,245

		235,517

NETHERLANDS — 5.1%
Akzo Nobel	1,005	65,124
ING Groep	4,758	53,195
Koninklijke Philips	2,556	68,211
Unilever	1,287	59,620

		246,150

NEW ZEALAND — 0.8%
SKY Network Television	10,449	36,901

PHILIPPINES — 1.7%
Ayala Land	98,158	82,302

SOUTH AFRICA — 1.2%
MTN Group	5,672	57,320

SOUTH KOREA — 3.1%
Hanon Systems	6,185	63,222
Samsung Electronics GDR	153	86,292

		149,514

SWITZERLAND — 3.4%
Roche Holding	387	98,826
UBS Group	4,704	64,794

		163,620

TAIWAN — 1.9%
Taiwan Semiconductor Manufacturing	16,664	90,046

THAILAND — 2.0%
Thai Union Group NVDR	150,054	93,918

TURKEY — 0.8%
Tupras Turkiye Petrol Rafinerileri	1,759	37,595

UNITED KINGDOM — 8.2%
Bank of Georgia Holdings	2,407	86,997
British American Tobacco	786	50,186
Close Brothers Group	3,346	55,796
Informa PLC	5,185	48,995
Petrofac	5,111	50,427
Segro REIT	7,551	44,271
Vodafone Group	18,025	54,760

		391,432

UNITED STATES — 39.3%
AT&T	1,707	73,896
Bristol-Myers Squibb	1,820	136,154

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Capital One Financial	1,124	$75,398
Chubb	1,645	206,053
Dun & Bradstreet	744	96,162
Honeywell International	1,613	187,641
JPMorgan Chase	2,644	169,137
Kinder Morgan	2,294	46,637
Kraft Heinz	1,149	99,262
MetLife	1,936	82,744
Microsoft	1,780	100,890
Mondelez International, Cl A	1,921	84,486
National Retail Properties REIT	1,195	63,526
Raytheon	1,106	154,320
Stanley Black & Decker	833	101,376
T. Rowe Price Group	833	58,885
Texas Instruments	1,464	102,114
Verizon Communications	761	42,167

		1,880,848

Total Common Stock (Cost $3,996,232)		4,697,393

SHORT-TERM INVESTMENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl A, 0.150% (A) (Cost $86,329)	86,329	86,329

Total Investments — 99.8% (Cost $4,082,561) †		$4,783,722

Percentages are based upon Net Assets of $4,791,523.

(A)	The rate reported is the 7-day effective yield as of July 31, 2016.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $4,082,561, and the unrealized appreciation and depreciation were $1,036,790 and ($335,629), respectively.

Cl  —  Class

GDR  —  Global Depositary Receipt

NVDR  —  Non-Voting Depositary Receipt

PLC  —  Public Limited Company

REIT  —  Real Estate Investment Trust

As of July 31, 2016, all of the Fund’s investments were considered level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for the changes in the classification between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange or market on which the investment is primarily trading. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-014-0800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 84.1%
	Shares	Value
ARGENTINA — 1.1%
Tenaris ADR	83,573	$2,233,071

BRAZIL — 4.1%
BB Seguridade Participacoes	297,074	2,774,303
Cielo	356,871	4,072,362
Grendene	306,835	1,616,316

		8,462,981

CHILE — 1.5%
Enersis Americas	10,517,798	1,847,463
Enersis Chile	10,517,798	1,221,359

		3,068,822

CHINA — 3.5%
CNOOC	1,734,608	2,074,804
Lenovo Group	4,626,542	2,993,561
NetEase ADR	10,752	2,196,311

		7,264,676

EGYPT — 1.7%
Commercial International Bank Egypt	629,454	3,390,434

HONG KONG — 15.1%
AIA Group	601,427	3,724,810
Anhui Conch Cement	1,244,685	3,264,763
ASM Pacific Technology	379,057	2,816,642
BOC Hong Kong Holdings	959,114	3,146,197
China Overseas Land & Investment	904,419	2,972,609
China Resources Gas Group	1,095,232	3,211,555
CT Environmental Group	10,629,948	3,233,486
Samsonite International	978,154	2,779,993
SmarTone Telecommunications Holdings	735,401	1,309,966
VTech Holdings	190,136	2,067,175
Wharf Holdings	338,375	2,331,169

		30,858,365

INDONESIA — 7.0%
Bank Mandiri Persero	4,253,073	3,279,462
Media Nusantara Citra	23,978,097	3,935,787
Perusahaan Gas Negara Persero	14,643,458	3,678,053
Telekomunikasi Indonesia Persero	10,903,583	3,521,179

		14,414,481

MALAYSIA — 1.5%
British American Tobacco Malaysia	247,268	2,998,440

COMMON STOCK — continued
	Shares	Value
MEXICO — 6.9%
Fomento Economico Mexicano ADR	32,631	$2,920,475
Genomma Lab Internacional, Cl B*	2,808,424	3,229,313
Grupo Aeroportuario del Centro Norte, Cl B	340,441	2,118,905
Kimberly-Clark de Mexico, Cl A	1,451,736	3,281,310
Wal-Mart de Mexico	1,118,975	2,554,247

		14,104,250

PERU — 2.0%
Credicorp	26,040	4,174,993

PHILIPPINES — 1.6%
Ayala Land	3,892,550	3,263,760

SOUTH AFRICA — 4.8%
AVI	484,923	3,134,249
Bid*	88,042	1,642,837
Bidvest Group	88,050	1,011,723
Impala Platinum Holdings*	242,315	1,064,833
MTN Group	289,031	2,920,866

		9,774,508

SOUTH KOREA — 9.5%
BNK Financial Group	380,188	2,990,186
Coway	34,058	2,605,696
Hankook Tire	74,504	3,604,978
Hanon Systems	313,361	3,203,128
Korea Kolmar	40,444	3,426,448
Samsung Electronics	2,578	3,541,974

		19,372,410

TAIWAN — 8.4%
Catcher Technology	432,081	3,004,792
Giant Manufacturing	394,416	2,656,374
Largan Precision	33,605	3,600,197
Taiwan Semiconductor Manufacturing	843,426	4,557,560
Tripod Technology	1,679,787	3,436,084

		17,255,007

THAILAND — 6.1%
Central Pattana	1,655,388	2,732,840
Kasikornbank NVDR	520,509	2,951,494
Siam Cement	126,201	1,855,151
Siam Cement NVDR	89,043	1,303,817
Thai Union Group NVDR	5,959,259	3,729,883

		12,573,185

TURKEY — 5.7%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	2,667,227	2,383,804
Enka Insaat ve Sanayi	2,208,729	3,253,077

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TURKEY (continued)
Ford Otomotiv Sanayi	176,860	$1,926,400
Koza Altin Isletmeleri*	25,149	85,277
TAV Havalimanlari Holding	518,765	1,899,710
Tupras Turkiye Petrol Rafinerileri	94,914	2,028,573

		11,576,841

UNITED KINGDOM — 3.6%
Bank of Georgia Holdings	102,227	3,694,838
Randgold Resources	32,013	3,760,129

		7,454,967

Total Common Stock (Cost $158,808,836)		172,241,191

EQUITY LINKED NOTES — 9.0%
INDIA — 9.0%
JPMorgan (convertible to Axis Bank) 11/25/2019*	356,057	2,887,622
JPMorgan (convertible to Bharat Forge) 04/22/2019*	185,278	2,091,788
JPMorgan (convertible to HCL Technologies) 09/23/2016*	270,707	3,023,797
JPMorgan (convertible to Reliance Industries) 05/22/2019*	226,945	3,417,792
JPMorgan (convertible to Tata Consultancy Services) 03/07/2017*	96,286	3,761,894
JPMorgan (convertible to Titan) 08/24/2016*	534,862	3,342,887

Total Equity Linked Notes (Cost $19,428,578)		18,525,780

PREFERRED STOCK — 6.4%
BRAZIL — 6.4%
Banco Bradesco	399,095	3,507,960
Lojas Americanas	453,848	2,691,678
Petroleo Brasileiro	1,463,039	5,374,042
Vale	347,755	1,606,640

Total Preferred Stock (Cost $9,193,767)		13,180,320

SHORT-TERM INVESTMENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl A, 0.150% (A) (Cost $1,015,430)	1,015,430	1,015,430

Total Investments — 100.0% (Cost $188,446,611) †		$204,962,721

Percentages are based upon Net Assets of $204,928,733.
*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2016.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $188,446,611, and the unrealized appreciation and depreciation were $25,389,235 and ($8,873,125), respectively.

ADR  —  American Depository Receipt

Cl  —  Class

REIT —  Real Estate Investment Trust

NVDR  —  Non Voting Depository Receipt

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JULY 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2††	Level 3	Total
Common Stock
Argentina	$2,233,071	$—	$—	$2,233,071
Brazil	8,462,981	—	—	8,462,981
Chile	3,068,822	—	—	3,068,822
China	7,264,676	—	—	7,264,676
Egypt	—	3,390,434	—	3,390,434
Hong Kong	30,858,365	—	—	30,858,365
Indonesia	14,414,481	—	—	14,414,481
Malaysia	2,998,440	—	—	2,998,440
Mexico	14,104,250	—	—	14,104,250
Peru	4,174,993	—	—	4,174,993
Philippines	3,263,760	—	—	3,263,760
South Africa	9,774,508	—	—	9,774,508
South Korea	19,372,410	—	—	19,372,410
Taiwan	17,255,007	—	—	17,255,007
Thailand	12,573,185	—	—	12,573,185
Turkey	11,576,841	—	—	11,576,841
United Kingdom	7,454,967	—	—	7,454,967

Total Common Stock	168,850,757	3,390,434	—	172,241,191

Equity Linked Notes India	—	18,525,780	—	18,525,780

Preferred Stock Brazil	13,180,320	—	—	13,180,320

Short-Term Investment	1,015,430	—	—	1,015,430

Total Investments in Securities	$183,046,507	$21,916,214	$—	$204,962,721

††	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of July 31, 2016, securities with a total value $3,390,434 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the period ended July 31, 2016. All other transfers were considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0.

WHG-QH-013-0800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 95.3%
	Face Amount	Value
CONSUMER DISCRETIONARY — 19.4%
1011778 BC ULC 4.625%, 01/15/22 (A)	$185,000	$190,550
ACCO Brands 6.750%, 04/30/20	200,000	211,000
ADT 6.250%, 10/15/21	75,000	81,844
5.250%, 03/15/20	185,000	199,800
AECOM 5.750%, 10/15/22	185,000	194,712
Altice Financing 6.500%, 01/15/22 (A)	200,000	206,000
Altice Finco 9.875%, 12/15/20 (A)	235,000	251,450
AMC Entertainment 5.875%, 02/15/22	110,000	112,475
Ashtead Capital 6.500%, 07/15/22 (A)	250,000	263,750
Avis Budget Car Rental 3.164%, 12/01/17 (B)	340,000	340,850
Beazer Homes USA 6.625%, 04/15/18	255,000	259,462
Boyd Gaming 9.000%, 07/01/20	110,000	115,872
Brunswick 4.625%, 05/15/21 (A)	135,000	138,375
Builders FirstSource 7.625%, 06/01/21 (A)	213,000	225,780
Cablevision Systems 8.625%, 09/15/17	218,000	231,625
CalAtlantic Group 8.375%, 05/15/18	145,000	159,500
6.625%, 05/01/20	210,000	233,100
Cequel Communications Holdings I 6.375%, 09/15/20 (A)	330,000	340,313
Cinemark USA 5.125%, 12/15/22	135,000	139,388
CSC Holdings 8.625%, 02/15/19	110,000	122,581
7.875%, 02/15/18	190,000	205,200
DISH DBS 7.875%, 09/01/19	125,000	138,125
4.250%, 04/01/18	200,000	205,250
DreamWorks Animation 6.875%, 08/15/20 (A)	85,000	89,675
Entercom Radio 10.500%, 12/01/19	215,000	225,750
FTI Consulting 6.000%, 11/15/22	145,000	152,613
Gibraltar Industries 6.250%, 02/01/21	205,000	211,150

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Hertz 6.750%, 04/15/19	$200,000	$203,500
International Game Technology 7.500%, 06/15/19	215,000	241,445
KB Home 9.100%, 09/15/17	285,000	304,237
L Brands 7.000%, 05/01/20	135,000	155,250
Lennar 4.750%, 12/15/17	300,000	312,307
Live Nation Entertainment 7.000%, 09/01/20 (A)	380,000	395,200
MGM Resorts International 11.375%, 03/01/18	300,000	339,750
5.250%, 03/31/20	250,000	266,250
Michaels Stores 5.875%, 12/15/20 (A)	150,000	155,813
NBTY 7.625%, 05/15/21 (A)	70,000	71,400
NCL 5.250%, 11/15/19 (A)	235,000	240,287
4.625%, 11/15/20 (A)	275,000	277,750
NES Rentals Holdings 7.875%, 05/01/18 (A)	245,000	238,875
Nexstar Broadcasting 6.875%, 11/15/20	319,000	334,153
Nielsen Finance 5.000%, 04/15/22 (A)	100,000	103,125
4.500%, 10/01/20	205,000	210,125
Outfront Media Capital 5.250%, 02/15/22	230,000	237,475
Party City Holdings 6.125%, 08/15/23 (A)	70,000	73,675
Regal Entertainment Group 5.750%, 03/15/22	170,000	176,800
Scientific Games 8.125%, 09/15/18	125,000	124,375
Serta Simmons Bedding 8.125%, 10/01/20 (A)	375,000	391,875
Sinclair Television Group 6.125%, 10/01/22	60,000	63,000
Sirius XM Radio 5.875%, 10/01/20 (A)	165,000	170,981
5.750%, 08/01/21 (A)	225,000	234,562
Station Casinos 7.500%, 03/01/21	260,000	274,950
United Rentals North America 7.625%, 04/15/22	240,000	256,363
7.375%, 05/15/20	73,000	75,840
Univision Communications 6.750%, 09/15/22 (A)	360,000	384,300
USG 5.875%, 11/01/21 (A)	250,000	262,500
Viking Cruises 8.500%, 10/15/22 (A)	225,000	198,562
Virgin Media Secured Finance 5.375%, 04/15/21 (A)	206,100	214,344

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
West 4.750%, 07/15/21 (A)	$220,000	$221,650
William Lyon Homes 8.500%, 11/15/20	300,000	315,750
WMG Acquisition 6.000%, 01/15/21 (A)	285,000	296,400

		13,069,059

CONSUMER STAPLES — 3.4%
B&G Foods 4.625%, 06/01/21	90,000	92,475
DS Services of America 10.000%, 09/01/21 (A)	215,000	242,279
Hearthside Group Holdings 6.500%, 05/01/22 (A)	95,000	86,687
JBS Investments GmbH 7.750%, 10/28/20 (A)	205,000	217,300
JBS USA 8.250%, 02/01/20 (A)	210,000	217,875
Landry’s 9.375%, 05/01/20 (A)	385,000	405,213
Pinnacle Foods Finance 4.875%, 05/01/21	45,000	46,463
Post Holdings 6.750%, 12/01/21 (A)	160,000	170,800
Revlon Consumer Products 5.750%, 02/15/21	125,000	126,875
Rite Aid 6.750%, 06/15/21	260,000	273,325
Smithfield Foods 5.250%, 08/01/18 (A)	225,000	227,250
Spectrum Brands 6.375%, 11/15/20	200,000	208,750

		2,315,292

ENERGY — 9.8%
Alta Mesa Holdings 9.625%, 10/15/18	150,000	124,500
Antero Resources 6.000%, 12/01/20	155,000	153,450
5.375%, 11/01/21	120,000	114,900
Blue Racer Midstream 6.125%, 11/15/22 (A)	90,000	84,600
Calumet Specialty Products Partners 11.500%, 01/15/21 (A)	80,000	91,200
Carrizo Oil & Gas 7.500%, 09/15/20	125,000	124,688
Chesapeake Energy 6.500%, 08/15/17	165,000	158,400
Concho Resources 7.000%, 01/15/21	95,000	98,206
Continental Resources 5.000%, 09/15/22	115,000	107,525
DCP Midstream Operating 2.700%, 04/01/19	200,000	193,000

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Energy Transfer Equity 7.500%, 10/15/20	$255,000	$274,763
EP Energy 9.375%, 05/01/20	260,000	148,200
Gulfport Energy 7.750%, 11/01/20	210,000	215,250
Halcon Resources 9.750%, 07/15/20	260,000	57,200
8.625%, 02/01/20 (A)	95,000	87,400
Hilcorp Energy I 7.625%, 04/15/21 (A)	225,000	230,062
Laredo Petroleum 7.375%, 05/01/22	145,000	141,013
Light Tower Rentals 8.125%, 08/01/19 (A)	55,000	33,413
MEG Energy 6.500%, 03/15/21 (A)	215,000	160,175
Nabors Industries 6.150%, 02/15/18	75,000	76,226
5.000%, 09/15/20	110,000	103,505
Noble Holding US 7.500%, 03/15/19	120,000	121,500
Northern Oil and Gas 8.000%, 06/01/20	325,000	238,063
Oasis Petroleum 7.250%, 02/01/19	95,000	89,063
6.500%, 11/01/21	75,000	63,000
PDC Energy 7.750%, 10/15/22	110,000	113,575
Precision Drilling 6.625%, 11/15/20	55,000	50,870
Pride International 6.875%, 08/15/20	160,000	151,700
QEP Resources 6.875%, 03/01/21	80,000	80,400
6.800%, 03/01/20	100,000	100,000
Rowan 7.875%, 08/01/19	115,000	121,594
Sabine Oil & Gas 9.750%, 02/15/17	190,000	3,800
Sabine Pass Liquefaction 5.625%, 02/01/21	185,000	191,012
Sanchez Energy 7.750%, 06/15/21	70,000	53,550
SESI 7.125%, 12/15/21	145,000	140,650
6.375%, 05/01/19	145,000	139,925
SM Energy 6.125%, 11/15/22	165,000	139,837
Southwestern Energy 7.500%, 02/01/18	9,000	9,441
4.050%, 01/23/20	150,000	146,250
Summit Midstream Holdings 7.500%, 07/01/21	105,000	104,212
5.500%, 08/15/22	95,000	87,637
Sunoco 5.500%, 08/01/20 (A)	265,000	268,312

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Targa Resources Partners 6.875%, 02/01/21	$75,000	$76,875
6.375%, 08/01/22	100,000	102,000
4.125%, 11/15/19	350,000	348,687
Tesoro Logistics 6.125%, 10/15/21	190,000	197,619
5.500%, 10/15/19	100,000	106,250
Weatherford International 9.625%, 03/01/19	80,000	88,400
7.750%, 06/15/21	100,000	94,469
Whiting Petroleum 5.750%, 03/15/21	85,000	71,188
5.000%, 03/15/19	135,000	117,787
WPX Energy 7.500%, 08/01/20	115,000	113,275
6.000%, 01/15/22	50,000	45,250

		6,553,867

FINANCIAL SERVICES — 12.1%
AerCap Ireland Capital 4.625%, 10/30/20	310,000	331,312
Aircastle 4.625%, 12/15/18	260,000	273,000
Alliance Data Systems 5.250%, 12/01/17 (A)	250,000	256,562
Ally Financial 8.000%, 03/15/20	115,000	131,963
6.250%, 12/01/17	150,000	157,470
4.750%, 09/10/18	350,000	362,250
2.750%, 01/30/17	250,000	251,250
American Equity Investment Life Holding 6.625%, 07/15/21	275,000	286,000
CIT Group 5.500%, 02/15/19 (A)	275,000	291,500
5.250%, 03/15/18	275,000	286,000
5.000%, 05/15/17	275,000	280,907
CyrusOne 6.375%, 11/15/22	130,000	136,175
DuPont Fabros Technology 5.875%, 09/15/21	165,000	172,940
Fiat Chrysler Automobiles 4.500%, 04/15/20	260,000	263,336
GLP Capital 4.375%, 11/01/18	110,000	114,016
HRG Group 7.875%, 07/15/19	330,000	349,388
Hub Holdings 8.125%, 07/15/19 (A)	120,000	115,800
Icahn Enterprises 4.875%, 03/15/19	315,000	312,638
3.500%, 03/15/17	340,000	339,150
International Lease Finance 6.250%, 05/15/19	200,000	219,250
3.875%, 04/15/18	330,000	339,900
Iron Mountain 6.000%, 10/01/20 (A)	165,000	174,075
4.375%, 06/01/21 (A)	140,000	144,900

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIAL SERVICES — continued
iStar 6.500%, 07/01/21	$85,000	$84,469
4.875%, 07/01/18	150,000	148,500
MPT Operating Partnership 6.375%, 02/15/22	125,000	131,250
Nationstar Mortgage 9.625%, 05/01/19	320,000	330,400
Navient MTN 8.450%, 06/15/18	110,000	119,487
5.500%, 01/15/19	255,000	262,013
4.625%, 09/25/17	205,000	208,587
NewStar Financial 7.250%, 05/01/20	280,000	267,974
OneMain Financial Holdings 6.750%, 12/15/19 (A)	315,000	318,622
Realogy Group 5.250%, 12/01/21 (A)	225,000	235,125
Rowan 5.000%, 09/01/17	145,000	146,679
Springleaf Finance MTN 6.900%, 12/15/17	290,000	306,101

		8,148,989

HEALTH CARE — 9.4%
Acadia Healthcare 6.125%, 03/15/21	200,000	206,500
Alere 7.250%, 07/01/18	255,000	257,550
6.500%, 06/15/20	125,000	122,812
Centene 5.750%, 06/01/17	135,000	139,050
5.625%, 02/15/21	225,000	237,656
CHS 8.000%, 11/15/19	340,000	326,825
5.125%, 08/15/18	95,000	96,128
Convatec Healthcare 10.500%, 12/15/18 (A)	300,000	308,250
DJO Finco 8.125%, 06/15/21 (A)	185,000	168,350
DPx Holdings BV 7.500%, 02/01/22 (A)	35,000	37,188
Endo Finance 7.750%, 01/15/22 (A)	180,000	166,462
Fresenius Medical Care US Finance II 5.625%, 07/31/19 (A)	135,000	148,500
HCA 8.000%, 10/01/18	200,000	223,500
6.500%, 02/15/20	430,000	473,538
Health Net 6.375%, 06/01/17	365,000	375,950
HealthSouth 7.750%, 09/15/22	118,000	121,741
IASIS Healthcare 8.375%, 05/15/19	255,000	244,800
Kinetic Concepts 12.500%, 11/01/19	120,000	117,600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
10.500%, 11/01/18	$325,000	$331,906
LifePoint Health 5.500%, 12/01/21	158,000	165,835
Mallinckrodt International Finance 4.875%, 04/15/20 (A)	245,000	245,613
Sabra Health Care 5.500%, 02/01/21	300,000	312,750
Tenet Healthcare 8.000%, 08/01/20	325,000	331,297
6.250%, 11/01/18	150,000	159,187
5.500%, 03/01/19	125,000	121,875
4.153%, 06/15/20 (B)	155,000	153,837
Valeant Pharmaceuticals International 7.500%, 07/15/21 (A)	150,000	139,500
6.750%, 08/15/18 (A)	200,000	197,500
6.375%, 10/15/20 (A)	260,000	234,650
WellCare Health Plans 5.750%, 11/15/20	175,000	181,017

		6,347,367

MATERIALS & PROCESSING — 11.7%
Albea Beauty Holdings 8.375%, 11/01/19 (A)	220,000	231,550
Aleris International 9.500%, 04/01/21 (A)	330,000	349,800
Allegheny Technologies 9.375%, 06/01/19	135,000	139,556
ArcelorMittal 6.500%, 03/01/21	145,000	152,975
6.250%, 08/05/20	270,000	282,150
Ardagh Packaging Finance 3.653%, 12/15/19 (A)(B)	370,000	373,238
Ashland 3.875%, 04/15/18	225,000	230,625
Ball 4.375%, 12/15/20	185,000	198,181
Blue Cube Spinco 9.750%, 10/15/23 (A)	170,000	194,225
BlueScope Steel Finance 7.125%, 05/01/18 (A)	129,000	132,870
6.500%, 05/15/21 (A)	140,000	147,350
Boise Cascade 6.375%, 11/01/20	155,000	158,875
Commercial Metals 6.500%, 07/15/17	175,000	180,250
Coveris Holding 10.000%, 06/01/18 (A)	305,000	313,723
Freeport-McMoRan 2.300%, 11/14/17	110,000	109,725
Freeport-McMoran Oil & Gas 6.500%, 11/15/20	125,000	123,750
Graphic Packaging International 4.750%, 04/15/21	195,000	207,188
Hecla Mining 6.875%, 05/01/21	130,000	130,000

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS & PROCESSING — continued
Hexion 6.625%, 04/15/20	$195,000	$164,775
Huntsman International 4.875%, 11/15/20	145,000	147,175
INEOS Group Holdings 6.125%, 08/15/18 (A)	230,000	234,002
Joseph T Ryerson & Son 11.000%, 05/15/22 (A)	135,000	147,150
Kraton Polymers 10.500%, 04/15/23 (A)	115,000	125,350
Lundin Mining 7.500%, 11/01/20 (A)	130,000	137,176
Millar Western Forest Products 8.500%, 04/01/21	80,000	38,800
Novelis 8.750%, 12/15/20	360,000	375,300
8.375%, 12/15/17	205,000	209,356
OMNOVA Solutions 7.875%, 11/01/18	270,000	271,013
Perstorp Holding 11.000%, 08/15/17 (A)	200,000	200,000
8.750%, 05/15/17 (A)	65,000	65,081
Rain CII Carbon 8.000%, 12/01/18 (A)	75,000	68,625
Reynolds Group 5.750%, 10/15/20	280,000	289,100
Reynolds Group Issuer 9.875%, 08/15/19	150,000	154,125
Sappi Papier Holding GmbH 7.750%, 07/15/17 (A)	210,000	216,825
Sealed Air 6.500%, 12/01/20 (A)	150,000	171,937
Standard Industries 5.125%, 02/15/21 (A)	265,000	276,925
Steel Dynamics 6.375%, 08/15/22	75,000	78,750
5.125%, 10/01/21	175,000	182,000
Teck Resources 8.000%, 06/01/21 (A)	150,000	160,125
3.000%, 03/01/19	120,000	114,906
Trinseo Materials Operating SCA 6.750%, 05/01/22 (A)	200,000	209,000
United States Steel 8.375%, 07/01/21 (A)	155,000	169,144

		7,862,671

PRODUCER DURABLES — 13.2%
Air Canada 8.750%, 04/01/20 (A)	205,000	218,837
6.750%, 10/01/19 (A)	495,000	512,325
American Airlines Group 6.125%, 06/01/18	325,000	336,375
4.625%, 03/01/20 (A)	150,000	147,750
American Axle & Manufacturing 6.625%, 10/15/22	160,000	169,200
5.125%, 02/15/19	325,000	330,281

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES — continued
Aviation Capital Group 3.875%, 09/27/16 (A)	$150,000	$150,375
Bombardier 5.500%, 09/15/18 (A)	115,000	115,863
Brand Energy & Infrastructure Services 8.500%, 12/01/21 (A)	170,000	169,150
Casella Waste Systems 7.750%, 02/15/19	362,000	369,240
Cemex 7.250%, 01/15/21 (A)	200,000	217,480
Clean Harbors 5.250%, 08/01/20	125,000	128,375
Cleaver-Brooks 8.750%, 12/15/19 (A)	150,000	154,500
CNH Capital 3.250%, 02/01/17	275,000	275,688
Continental Airlines 2012-3 Class C Pass Thru Certificates 6.125%, 04/29/18	215,000	226,287
Covanta Holding 7.250%, 12/01/20	300,000	310,875
Harsco 5.750%, 05/15/18	165,000	163,556
HD Supply 7.500%, 07/15/20	350,000	365,750
JB Poindexter 9.000%, 04/01/22 (A)	230,000	248,113
Koppers 7.875%, 12/01/19	235,000	240,288
LMI Aerospace 7.375%, 07/15/19	110,000	111,925
Louisiana-Pacific 7.500%, 06/01/20	300,000	312,000
Meccanica Holdings USA 6.250%, 07/15/19 (A)	140,000	154,000
MPG Holdco I 7.375%, 10/15/22	240,000	246,000
Nortek 8.500%, 04/15/21	140,000	147,000
Park-Ohio Industries 8.125%, 04/01/21	260,000	263,250
Schaeffler Holding Finance BV 6.875%, 08/15/18 (A)	158,757	162,131
Shape Technologies Group 7.625%, 02/01/20 (A)	235,000	233,679
SPL Logistics Escrow 8.875%, 08/01/20 (A)	315,000	240,187
Toll Brothers Finance 6.750%, 11/01/19	150,000	167,625
TransDigm 7.500%, 07/15/21	250,000	264,375
TRI Pointe Group 4.375%, 06/15/19	100,000	102,500
Tutor Perini 7.625%, 11/01/18	325,000	329,387

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES — continued
United Continental Holdings 6.375%, 06/01/18	$250,000	$262,500
WESCO Distribution 5.375%, 12/15/21	135,000	138,712
Xerium Technologies 9.500%, 08/15/21 (A)	125,000	124,375
8.875%, 06/15/18	330,000	338,580
XPO Logistics 7.875%, 09/01/19 (A)	375,000	389,063

		8,837,597

TECHNOLOGY — 5.3%
Anixter 5.625%, 05/01/19	165,000	176,138
CDW 6.000%, 08/15/22	170,000	181,475
Change Healthcare Holdings 11.000%, 12/31/19	265,000	280,237
Dell 5.650%, 04/15/18	100,000	105,625
Diamond 1 Finance 5.875%, 06/15/21 (A)	145,000	151,525
EarthLink Holdings 7.375%, 06/01/20	220,000	229,900
First Data 6.750%, 11/01/20 (A)	300,000	312,750
Flextronics International 4.625%, 02/15/20	115,000	120,750
IMS Health 6.000%, 11/01/20 (A)	250,000	254,790
Infor US 5.750%, 08/15/20 (A)	185,000	195,175
j2 Cloud Services 8.000%, 08/01/20	285,000	297,648
NCR 4.625%, 02/15/21	150,000	151,125
NXP BV 5.750%, 02/15/21 (A)	200,000	208,000
4.125%, 06/01/21 (A)	235,000	242,050
3.750%, 06/01/18 (A)	165,000	168,713
Western Digital 7.375%, 04/01/23 (A)	210,000	228,637
Zebra Technologies 7.250%, 10/15/22	235,000	250,862

		3,555,400

UTILITIES — 11.0%
AES 3.673%, 06/01/19 (B)	131,000	130,673
Calpine 7.875%, 01/15/23 (A)	159,000	168,142
CenturyLink 6.000%, 04/01/17	305,000	312,244
5.625%, 04/01/20	145,000	153,338
5.150%, 06/15/17	125,000	127,876
Cincinnati Bell 8.375%, 10/15/20	432,000	447,660

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
CPI International 8.750%, 02/15/18	$160,000	$160,800
Dynegy 6.750%, 11/01/19	235,000	239,406
Frontier Communications 8.875%, 09/15/20	225,000	241,805
8.250%, 04/15/17	95,000	99,275
8.125%, 10/01/18	285,000	313,500
7.125%, 03/15/19	120,000	128,400
Intelsat Jackson Holdings 7.250%, 04/01/19	296,000	221,260
Level 3 Financing 5.375%, 08/15/22	250,000	262,500
4.407%, 01/15/18 (B)	330,000	330,825
NRG Energy 8.250%, 09/01/20	270,000	278,714
7.875%, 05/15/21	115,000	119,313
Qualitytech 5.875%, 08/01/22	150,000	153,750
SBA Communications 4.875%, 07/15/22	75,000	76,875
SBA Telecommunications 5.750%, 07/15/20	225,000	231,750
SoftBank Group 4.500%, 04/15/20 (A)	220,000	228,250
Sprint Capital 6.900%, 05/01/19	115,000	113,706
Sprint Communications 9.125%, 03/01/17	270,000	278,100
8.375%, 08/15/17	390,000	404,137
Talen Energy Supply 4.625%, 07/15/19 (A)	230,000	217,925
Telesat Canada 6.000%, 05/15/17 (A)	400,000	399,000
T-Mobile USA 6.542%, 04/28/20	455,000	469,788
6.464%, 04/28/19	320,000	326,000
6.125%, 01/15/22	225,000	236,953
Wind Acquisition Finance 4.750%, 07/15/20 (A)	390,000	388,296
Windstream Services 7.750%, 10/15/20	115,000	114,641

		7,374,902

Total Corporate Obligations (Cost $64,822,330)		64,065,144

Total Investments — 95.3% (Cost $64,822,330) †		$64,065,144

Percentages are based upon Net Assets of $67,225,754.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of such securities as of July 31, 2016 was $21,667,532 and represents 32.2% of Net Assets.

(B)	Floating rate security – Rate disclosed is the rate in effect on July 31, 2016.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $64,822,330, and the unrealized appreciation and depreciation were $744,412 and ($1,501,598), respectively.

MTN – Medium Term Note

As of July 31, 2016, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-012-1000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 95.6%
	Face Amount	Value
CONSUMER DISCRETIONARY — 20.4%
1011778 BC ULC / New Red Finance 6.000%, 04/01/22 (A)	$5,000	$5,244
ACCO Brands 6.750%, 04/30/20	15,000	15,825
Activision Blizzard 5.625%, 09/15/21 (A)	10,000	10,465
Ahern Rentals 7.375%, 05/15/23 (A)	20,000	14,100
Altice Financing 6.625%, 02/15/23 (A)	10,000	10,019
Altice Luxembourg 7.750%, 05/15/22 (A)	25,000	25,360
Beacon Roofing Supply 6.375%, 10/01/23	10,000	10,750
Boyd Gaming 6.875%, 05/15/23	10,000	10,713
Brunswick 4.625%, 05/15/21 (A)	10,000	10,250
Cable One 5.750%, 06/15/22 (A)	10,000	10,450
Caleres 6.250%, 08/15/23	10,000	10,225
Carmike Cinemas 6.000%, 06/15/23 (A)	10,000	10,475
Carrols Restaurant Group 8.000%, 05/01/22	10,000	10,813
CCO Holdings 5.875%, 05/01/27 (A)	15,000	15,888
5.750%, 02/15/26 (A)	10,000	10,550
5.375%, 05/01/25 (A)	5,000	5,200
CEB 5.625%, 06/15/23 (A)	10,000	10,125
Cequel Communications Holdings I 6.375%, 09/15/20 (A)	5,000	5,156
Clear Channel Worldwide Holdings 7.625%, 03/15/20	10,000	9,900
6.500%, 11/15/22	10,000	10,350
ClubCorp Club Operations 8.250%, 12/15/23 (A)	20,000	20,850
CSC Holdings 5.250%, 06/01/24	32,000	30,460
DISH DBS 7.875%, 09/01/19	10,000	11,050
6.750%, 06/01/21	10,000	10,625
Dollar Tree 5.750%, 03/01/23	10,000	10,800
DreamWorks Animation 6.875%, 08/15/20 (A)	5,000	5,275
Elizabeth Arden 7.375%, 03/15/21	5,000	5,150
Entercom Radio 10.500%, 12/01/19	15,000	15,750

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
FTI Consulting 6.000%, 11/15/22	$12,000	$12,630
General Cable 5.750%, 10/01/22	10,000	9,400
Harsco 5.750%, 05/15/18	15,000	14,869
Interval Acquisition 5.625%, 04/15/23	15,000	15,450
Isle of Capri Casinos 5.875%, 03/15/21	15,000	15,637
Levi Strauss 5.000%, 05/01/25	10,000	10,225
Live Nation Entertainment 5.375%, 06/15/22 (A)	15,000	15,600
MasTec 4.875%, 03/15/23	20,000	19,150
MDC Partners 6.500%, 05/01/24 (A)	10,000	9,675
Mediacom 7.250%, 02/15/22	10,000	10,500
Men’s Wearhouse 7.000%, 07/01/22	15,000	13,200
MGM Resorts International 7.750%, 03/15/22	5,000	5,765
6.625%, 12/15/21	5,000	5,534
NBTY 7.625%, 05/15/21 (A)	5,000	5,100
NCL 5.250%, 11/15/19 (A)	15,000	15,337
Neiman Marcus Group 8.750%, 10/15/21 (A)	15,000	11,850
Neptune Finco 10.875%, 10/15/25 (A)	10,000	11,700
NES Rentals Holdings 7.875%, 05/01/18 (A)	15,000	14,625
Oshkosh 5.375%, 03/01/25	10,000	10,350
Outfront Media Capital 5.875%, 03/15/25	10,000	10,663
Party City Holdings 6.125%, 08/15/23 (A)	10,000	10,525
Pinnacle Entertainment 5.625%, 05/01/24 (A)	5,000	5,103
Prime Security Services Borrower 9.250%, 05/15/23 (A)	10,000	10,675
Quad 7.000%, 05/01/22	15,000	14,175
rue21 9.000%, 10/15/21 (A)	25,000	8,500
Sabre GLBL 5.375%, 04/15/23 (A)	10,000	10,475
5.250%, 11/15/23 (A)	5,000	5,237
Sally Holdings 5.625%, 12/01/25	5,000	5,375
Scientific Games International 10.000%, 12/01/22	10,000	8,888

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
6.625%, 05/15/21	$5,000	$3,375
Serta Simmons Bedding 8.125%, 10/01/20 (A)	15,000	15,675
Service International 5.375%, 05/15/24	5,000	5,338
SFR Group 7.375%, 05/01/26 (A)	10,000	9,987
6.000%, 05/15/22 (A)	15,000	14,625
Sonic Automotive 7.000%, 07/15/22	20,000	21,050
Sun Products 7.750%, 03/15/21 (A)	20,000	20,800
Time 5.750%, 04/15/22 (A)	10,000	9,775
TMS International 7.625%, 10/15/21 (A)	25,000	18,000
Tops Holding 8.000%, 06/15/22 (A)	5,000	4,350
Townsquare Media 6.500%, 04/01/23 (A)	25,000	25,000
United Rentals North America 7.625%, 04/15/22	5,000	5,341
5.500%, 07/15/25	12,000	12,336
Univision Communications 8.500%, 05/15/21 (A)	7,000	7,347
5.125%, 02/15/25 (A)	8,000	8,230
USG 5.875%, 11/01/21 (A)	10,000	10,500
Viking Cruises 6.250%, 05/15/25 (A)	15,000	11,775
William Lyon Homes 7.000%, 08/15/22	10,000	10,100
WMG Acquisition 6.750%, 04/15/22 (A)	20,000	21,000

		882,635

CONSUMER STAPLES — 2.7%
Cott Beverages 6.750%, 01/01/20	10,000	10,487
Hearthside Group Holdings 6.500%, 05/01/22 (A)	20,000	18,250
JBS USA 5.750%, 06/15/25 (A)	15,000	14,625
Landry’s 9.375%, 05/01/20 (A)	12,000	12,630
Post Holdings 8.000%, 07/15/25 (A)	10,000	11,475
6.750%, 12/01/21 (A)	10,000	10,675
Rite Aid 6.750%, 06/15/21	5,000	5,256
Ruby Tuesday 7.625%, 05/15/20	25,000	24,063
Spectrum Brands 5.750%, 07/15/25	5,000	5,413
TreeHouse Foods 6.000%, 02/15/24 (A)	5,000	5,375

		118,249

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — 11.5%
Alta Mesa Holdings 9.625%, 10/15/18	$20,000	$16,600
Antero Resources 5.625%, 06/01/23	20,000	18,925
Approach Resources 7.000%, 06/15/21	15,000	9,900
Basic Energy Services 7.750%, 02/15/19	5,000	1,750
Blue Racer Midstream 6.125%, 11/15/22 (A)	15,000	14,100
Bonanza Creek Energy 6.750%, 04/15/21	10,000	4,400
California Resources 8.000%, 12/15/22 (A)	10,000	6,402
5.500%, 09/15/21	5,000	2,300
Calumet Specialty Products Partners 11.500%, 01/15/21 (A)	5,000	5,700
Carrizo Oil & Gas 7.500%, 09/15/20	15,000	14,963
Chesapeake Energy 8.000%, 12/15/22 (A)	5,000	4,350
6.625%, 08/15/20	5,000	3,675
4.875%, 04/15/22	10,000	6,300
Clayton Williams Energy 7.750%, 04/01/19	5,000	4,550
Comstock Resources 10.000%, 03/15/20 (A)	10,000	8,275
Concho Resources 5.500%, 04/01/23	5,000	4,937
Continental Resources 5.000%, 09/15/22	15,000	14,025
4.500%, 04/15/23	5,000	4,525
Crestwood Midstream Partners 6.250%, 04/01/23	10,000	9,300
6.125%, 03/01/22	10,000	9,381
6.000%, 12/15/20	5,000	4,775
Denbury Resources 9.000%, 05/15/21 (A)	5,000	5,000
Endeavor Energy Resources 8.125%, 09/15/23 (A)	5,000	5,062
Energy XXI Gulf Coast 11.000%, 03/15/20 (A)	10,000	3,500
EP Energy 9.375%, 05/01/20	10,000	5,700
6.375%, 06/15/23	10,000	5,000
EXCO Resources 8.500%, 04/15/22	5,000	1,550
Gulfport Energy 6.625%, 05/01/23	5,000	5,037
Halcon Resources 8.875%, 05/15/21	15,000	3,300
8.625%, 02/01/20 (A)	10,000	9,200
Hilcorp Energy I 7.625%, 04/15/21 (A)	10,000	10,225
5.000%, 12/01/24 (A)	15,000	13,950

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Laredo Petroleum 7.375%, 05/01/22	$20,000	$19,450
6.250%, 03/15/23	5,000	4,550
Light Tower Rentals 8.125%, 08/01/19 (A)	10,000	6,075
Martin Midstream Partners 7.250%, 02/15/21	10,000	9,525
Newfield Exploration 5.625%, 07/01/24	5,000	4,937
5.375%, 01/01/26	10,000	9,550
Noble Holding International 4.900%, 08/01/20	5,000	4,309
Northern Oil and Gas 8.000%, 06/01/20	15,000	10,537
Oasis Petroleum 7.250%, 02/01/19	5,000	4,687
6.875%, 03/15/22	10,000	8,725
PDC Energy 7.750%, 10/15/22	5,000	5,162
QEP Resources 5.250%, 05/01/23	10,000	9,425
Range Resources 5.750%, 06/01/21	10,000	9,700
4.875%, 05/15/25	5,000	4,750
Regency Energy Partners 6.500%, 07/15/21	10,000	10,332
Rex Energy 8.000%, 10/01/17	20,000	7,200
Rice Energy 7.250%, 05/01/23	5,000	5,013
Sabine Pass Liquefaction 5.875%, 06/30/26 (A)	10,000	10,263
5.625%, 03/01/25	5,000	5,105
Sanchez Energy 7.750%, 06/15/21	10,000	7,650
SandRidge Energy 8.750%, 06/01/20 (A)	5,000	1,713
SESI 7.125%, 12/15/21	5,000	4,850
6.375%, 05/01/19	5,000	4,825
SM Energy 6.500%, 01/01/23	10,000	8,500
Southwestern Energy 6.700%, 01/23/25	10,000	9,700
Summit Midstream Holdings 5.500%, 08/15/22	5,000	4,613
Targa Resources Partners 5.250%, 05/01/23	15,000	14,663
Transocean 9.000%, 07/15/23 (A)	10,000	9,375
Vanguard Natural Resources 7.875%, 04/01/20	15,000	6,150
Weatherford International 8.250%, 06/15/23	5,000	4,663
7.750%, 06/15/21	5,000	4,723
4.500%, 04/15/22	10,000	8,250

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Whiting Petroleum 5.750%, 03/15/21	$5,000	$4,188
5.000%, 03/15/19	10,000	8,725
WPX Energy 6.000%, 01/15/22	10,000	9,050

		497,590

FINANCIAL SERVICES — 6.9%
Aircastle 5.125%, 03/15/21	10,000	10,675
Ally Financial 4.125%, 03/30/20	15,000	15,384
Argos Merger 7.125%, 03/15/23 (A)	15,000	15,675
CIT Group 5.375%, 05/15/20	15,000	15,900
HUB International 7.875%, 10/01/21 (A)	15,000	15,037
Icahn Enterprises 6.000%, 08/01/20	15,000	14,963
International Lease Finance 8.250%, 12/15/20	10,000	12,075
iStar 6.500%, 07/01/21	5,000	4,969
Kennedy-Wilson 5.875%, 04/01/24	20,000	20,200
Liberty Mutual Group 7.800%, 03/15/37 (A)	10,000	11,125
Nationstar Mortgage 6.500%, 07/01/21	10,000	9,100
Navient MTN 8.450%, 06/15/18	5,000	5,431
5.500%, 01/15/19	5,000	5,138
NewStar Financial 7.250%, 05/01/20	10,000	9,571
OneMain Financial Holdings 7.250%, 12/15/21 (A)	25,000	25,000
Oppenheimer Holdings 8.750%, 04/15/18	25,000	25,375
Quicken Loans 5.750%, 05/01/25 (A)	15,000	14,869
Realogy Group 5.250%, 12/01/21 (A)	10,000	10,450
Royal Bank of Scotland Group 6.125%, 12/15/22	15,000	15,940
Solera 10.500%, 03/01/24 (A)	5,000	5,397
Springleaf Finance 6.900%, 12/15/17	5,000	5,278
5.250%, 12/15/19	17,000	16,490
USI 7.750%, 01/15/21 (A)	10,000	10,100
Wayne Merger 8.250%, 08/01/23 (A)	5,000	4,981

		299,123

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — 10.6%
Acadia Healthcare 5.125%, 07/01/22	$15,000	$14,775
Amsurg 5.625%, 11/30/20	10,000	10,350
Centene 6.125%, 02/15/24	5,000	5,372
CHS 6.875%, 02/01/22	20,000	17,200
5.125%, 08/01/21	5,000	4,975
Concordia International 9.500%, 10/21/22 (A)	5,000	4,562
7.000%, 04/15/23 (A)	20,000	16,500
ConvaTec Finance International 8.250%, 01/15/19 (A)	15,000	15,075
DaVita HealthCare Partners 5.000%, 05/01/25	10,000	10,112
DJO Finance 10.750%, 04/15/20 (A)	20,000	16,600
DPx Holdings BV 7.500%, 02/01/22 (A)	20,000	21,250
Endo 6.000%, 07/15/23 (A)	10,000	8,719
5.375%, 01/15/23 (A)	10,000	8,675
Fresenius Medical Care US Finance II 5.875%, 01/31/22 (A)	10,000	11,275
HCA 7.500%, 02/15/22	25,000	28,375
5.875%, 02/15/26	5,000	5,350
5.375%, 02/01/25	10,000	10,406
5.000%, 03/15/24	25,000	26,250
HealthSouth 5.750%, 09/15/25	10,000	10,326
Hill-Rom Holdings 5.750%, 09/01/23 (A)	10,000	10,437
IASIS Healthcare 8.375%, 05/15/19	10,000	9,600
Immucor 11.125%, 08/15/19	5,000	4,600
Kindred Healthcare 8.750%, 01/15/23	20,000	20,150
Kinetic Concepts 10.500%, 11/01/18	10,000	10,213
LifePoint Health 5.500%, 12/01/21	15,000	15,744
Mallinckrodt International Finance 5.500%, 04/15/25 (A)	10,000	9,225
Quintiles Transnational 4.875%, 05/15/23 (A)	10,000	10,226
RegionalCare Hospital Partners Holdings 8.250%, 05/01/23 (A)	5,000	5,206
Select Medical 6.375%, 06/01/21	12,000	11,873
Team Health 7.250%, 12/15/23 (A)	15,000	16,350

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Tenet Healthcare 8.125%, 04/01/22	$15,000	$15,488
8.000%, 08/01/20	10,000	10,194
Universal Hospital Services 7.625%, 08/15/20	5,000	4,650
Valeant Pharmaceuticals International 7.500%, 07/15/21 (A)	10,000	9,300
7.000%, 10/01/20 (A)	10,000	9,275
6.375%, 10/15/20 (A)	15,000	13,538
6.125%, 04/15/25 (A)	15,000	12,450
Vizient 10.375%, 03/01/24 (A)	10,000	11,275

		455,941

MATERIALS & PROCESSING — 10.1%
A Schulman 6.875%, 06/01/23 (A)	15,000	15,225
AK Steel 7.500%, 07/15/23	20,000	21,100
Allegheny Technologies 9.375%, 06/01/19	10,000	10,338
ArcelorMittal 8.000%, 10/15/39	10,000	10,600
7.250%, 02/25/22	10,000	10,950
6.500%, 03/01/21	10,000	10,550
Ashland 4.750%, 08/15/22	15,000	15,562
Ball 5.250%, 07/01/25	20,000	21,600
Blue Cube Spinco 9.750%, 10/15/23 (A)	10,000	11,425
BlueScope Steel Finance 7.125%, 05/01/18 (A)	2,000	2,060
Cascades 5.750%, 07/15/23 (A)	10,000	9,875
Consolidated Container 10.125%, 07/15/20 (A)	10,000	9,587
Coveris Holdings 7.875%, 11/01/19 (A)	30,000	30,150
FMG Resources 9.750%, 03/01/22 (A)	10,000	11,200
Freeport-McMoRan 5.450%, 03/15/43	10,000	7,675
4.550%, 11/14/24	15,000	12,863
3.550%, 03/01/22	20,000	17,100
2.300%, 11/14/17	5,000	4,987
GCP Applied Technologies 9.500%, 02/01/23 (A)	10,000	11,300
Hecla Mining 6.875%, 05/01/21	10,000	10,000
Hexion 8.875%, 02/01/18	5,000	4,462
6.625%, 04/15/20	5,000	4,225
International Wire Group 10.750%, 08/01/21 (A)	10,000	9,625
Joseph T Ryerson & Son 11.000%, 05/15/22 (A)	5,000	5,450

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS & PROCESSING — continued
Kraton Polymers 10.500%, 04/15/23 (A)	$5,000	$5,450
Mustang Merger 8.500%, 08/15/21 (A)	10,000	10,450
Neenah Paper 5.250%, 05/15/21 (A)	25,000	25,312
Nufarm Australia 6.375%, 10/15/19 (A)	5,000	5,072
Optimas OE Solutions Holding 8.625%, 06/01/21 (A)	5,000	3,781
Reynolds Group 5.750%, 10/15/20	10,000	10,325
Sealed Air 6.875%, 07/15/33 (A)	15,000	15,900
6.500%, 12/01/20 (A)	10,000	11,463
Silgan Holdings 5.000%, 04/01/20	15,000	15,225
Steel Dynamics 5.250%, 04/15/23	10,000	10,475
Summit Materials 6.125%, 07/15/23	10,000	10,075
Teck Resources 8.500%, 06/01/24 (A)	5,000	5,438
4.750%, 01/15/22	10,000	8,913
Tronox Finance 7.500%, 03/15/22 (A)	5,000	3,969
6.375%, 08/15/20	5,000	4,050
United States Steel 8.375%, 07/01/21 (A)	5,000	5,456
US Concrete 6.375%, 06/01/24 (A)	5,000	5,127

		434,390

PRODUCER DURABLES — 13.4%
American Axle & Manufacturing 7.750%, 11/15/19	15,000	16,913
Amsted Industries 5.000%, 03/15/22 (A)	10,000	10,100
ATS Automation Tooling Systems 6.500%, 06/15/23 (A)	15,000	15,300
Bombardier 7.750%, 03/15/20 (A)	5,000	5,070
5.500%, 09/15/18 (A)	5,000	5,038
Brand Energy & Infrastructure Services 8.500%, 12/01/21 (A)	15,000	14,925
Builders FirstSource 10.750%, 08/15/23 (A)	10,000	11,100
Casella Waste Systems 7.750%, 02/15/19	53,000	54,060
Century Communities 6.875%, 05/15/22	10,000	9,925
Clean Harbors 5.250%, 08/01/20	10,000	10,270
Cleaver-Brooks 8.750%, 12/15/19 (A)	5,000	5,150

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES — continued
Cloud Crane 10.125%, 08/01/24 (A)	$5,000	$5,162
CPG Merger 8.000%, 10/01/21 (A)	20,000	20,200
Dana 5.500%, 12/15/24	10,000	10,137
Flexi-Van Leasing 7.875%, 08/15/18 (A)	20,000	19,600
GFL Environmental 9.875%, 02/01/21 (A)	15,000	16,275
H&E Equipment Services 7.000%, 09/01/22	15,000	15,637
Hardwoods Acquisition 7.500%, 08/01/21 (A)	30,000	22,800
HD Supply 7.500%, 07/15/20	15,000	15,675
Herc Rentals 7.750%, 06/01/24 (A)	5,000	5,050
Jaguar Land Rover Automotive 4.125%, 12/15/18 (A)	10,000	10,225
JB Poindexter 9.000%, 04/01/22 (A)	25,000	26,969
KB Home 7.500%, 09/15/22	12,000	12,660
LMI Aerospace 7.375%, 07/15/19	15,000	15,262
Manitowoc Foodservice 9.500%, 02/15/24 (A)	5,000	5,669
Meritor 6.750%, 06/15/21	15,000	14,400
Moog 5.250%, 12/01/22 (A)	15,000	15,450
MPG Holdco I 7.375%, 10/15/22	15,000	15,375
NCI Building Systems 8.250%, 01/15/23 (A)	15,000	16,425
Park-Ohio Industries 8.125%, 04/01/21	25,000	25,312
Shape Technologies Group 7.625%, 02/01/20 (A)	10,000	9,944
StandardAero Aviation Holdings 10.000%, 07/15/23 (A)	15,000	15,525
Tenneco 5.375%, 12/15/24	10,000	10,575
Terex 6.000%, 05/15/21	7,000	7,122
TI Group Automotive Systems 8.750%, 07/15/23 (A)	10,000	10,275
TransDigm 7.500%, 07/15/21	5,000	5,288
5.500%, 10/15/20	5,000	5,125
TRI Pointe Group 4.375%, 06/15/19	10,000	10,250
WESCO Distribution 5.375%, 12/15/21	10,000	10,275

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES — continued
Xerium Technologies 9.500%, 08/15/21 (A)	$10,000	$9,950
8.875%, 06/15/18	10,000	10,260
XPO Logistics 7.875%, 09/01/19 (A)	7,000	7,263
6.500%, 06/15/22 (A)	15,000	14,850
Zekelman Industries 9.875%, 06/15/23 (A)	7,000	7,350

		580,186

REAL ESTATE INVESTMENT TRUST — 0.8%
Communications Sales & Leasing 6.000%, 04/15/23 (A)	10,000	10,319
DuPont Fabros Technology 5.875%, 09/15/21	10,000	10,481
ESH Hospitality 5.250%, 05/01/25 (A)	10,000	9,950
RHP Hotel Properties 5.000%, 04/15/23	5,000	5,050

		35,800

TECHNOLOGY — 7.5%
Advanced Micro Devices 7.500%, 08/15/22	5,000	4,838
6.750%, 03/01/19	10,000	9,959
Amkor Technology 6.625%, 06/01/21	20,000	20,150
Anixter 5.625%, 05/01/19	15,000	16,013
BMC Software 8.125%, 07/15/21 (A)	5,000	4,075
7.250%, 06/01/18	5,000	4,750
CDW 5.500%, 12/01/24	10,000	10,429
Change Healthcare Holdings 6.000%, 02/15/21 (A)	10,000	10,600
Diamond 1 Finance 7.125%, 06/15/24 (A)	10,000	10,760
5.875%, 06/15/21 (A)	5,000	5,225
Ensemble S Merger 9.000%, 09/30/23 (A)	10,000	10,212
First Data 7.000%, 12/01/23 (A)	20,000	20,575
IMS Health 6.000%, 11/01/20 (A)	20,000	20,383
Infor Software Parent 7.125%, 05/01/21 (A)	15,000	14,063
Infor US 6.500%, 05/15/22	10,000	9,900
j2 Cloud Services 8.000%, 08/01/20	10,000	10,444
Kemet 10.500%, 05/01/18	10,000	9,950
Leidos 5.500%, 07/01/33	10,000	8,316

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TECHNOLOGY — continued
Micron Technology 7.500%, 09/15/23 (A)	$10,000	$10,934
5.500%, 02/01/25	5,000	4,487
Microsemi 9.125%, 04/15/23 (A)	10,000	11,350
PTC 6.000%, 05/15/24	5,000	5,321
Qorvo 7.000%, 12/01/25 (A)	10,000	10,838
Rackspace Hosting 6.500%, 01/15/24 (A)	15,000	15,487
Sensata Technologies 5.625%, 11/01/24 (A)	15,000	15,900
Sensata Technologies UK Financing 6.250%, 02/15/26 (A)	5,000	5,406
Western Digital 10.500%, 04/01/24 (A)	10,000	11,262
7.375%, 04/01/23 (A)	5,000	5,444
WEX 4.750%, 02/01/23 (A)	10,000	9,800
Zebra Technologies 7.250%, 10/15/22	15,000	16,012

		322,883

UTILITIES — 11.7%
AmeriGas Partners 5.875%, 08/20/26	10,000	10,475
Blue Coat Holdings 8.375%, 06/01/23 (A)	15,000	16,875
Calpine 7.875%, 01/15/23 (A)	3,000	3,173
5.500%, 02/01/24	20,000	19,950
CenturyLink 7.500%, 04/01/24	5,000	5,338
5.625%, 04/01/25	27,000	25,593
Cogent Communications Group 5.375%, 03/01/22 (A)	10,000	10,250
CommScope 5.500%, 06/15/24 (A)	10,000	10,400
Consolidated Communications 6.500%, 10/01/22	10,000	9,200
CPI International 8.750%, 02/15/18	10,000	10,050
CyrusOne 6.375%, 11/15/22	10,000	10,475
DigitalGlobe 5.250%, 02/01/21 (A)	20,000	19,350
Dynegy 7.625%, 11/01/24	10,000	9,700
FirstEnergy 7.375%, 11/15/31	20,000	25,815
Frontier Communications 11.000%, 09/15/25	25,000	26,687
10.500%, 09/15/22	10,000	10,800
9.000%, 08/15/31	10,000	9,375
7.125%, 01/15/23	5,000	4,637

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/Shares	Value
UTILITIES — continued
Inmarsat Finance 4.875%, 05/15/22 (A)	$10,000	$9,298
Intelsat Jackson Holdings 7.500%, 04/01/21	5,000	3,550
Intelsat Luxembourg 7.750%, 06/01/21	30,000	6,900
Level 3 Financing 5.375%, 05/01/25	25,000	26,231
NRG Energy 7.875%, 05/15/21	20,000	20,750
7.250%, 05/15/26 (A)	5,000	5,131
6.625%, 01/15/27 (A)	5,000	4,944
6.250%, 05/01/24	5,000	4,937
SBA Communications 5.625%, 10/01/19	7,000	7,228
4.875%, 07/15/22	15,000	15,375
Sprint 9.000%, 11/15/18 (A)	10,000	10,838
8.750%, 03/15/32	15,000	13,987
7.875%, 09/15/23	25,000	22,828
7.125%, 06/15/24	30,000	26,514
Talen Energy Supply 6.500%, 06/01/25	5,000	4,400
T-Mobile USA 6.625%, 04/01/23	35,000	37,566
West 5.375%, 07/15/22 (A)	25,000	23,312
Windstream Services 7.750%, 10/15/20	10,000	9,969
7.500%, 04/01/23	5,000	4,525
Zayo Group 6.000%, 04/01/23	10,000	10,400

		506,826

Total Corporate Obligations (Cost $4,191,529)		4,133,623

COMMON STOCK — 0.2%
ENERGY — 0.1%
Comstock Resources*	1,104	909
EXCO Resources*	3,200	4,416

		5,325

PRODUCER DURABLES — 0.1%
Meritor*	365	3,059

Total Common Stock (Cost $16,907)		8,384

Total Investments — 95.8% (Cost $4,208,436) †		$4,142,007

Percentages are based upon Net Assets of $4,321,548.

*	Non-income producing security.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of such securities as of July 31, 2016 was $1,834,799 and represents 42.5 % of Net Assets.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $4,208,436, and the unrealized appreciation and depreciation were $107,242 and $(173,671), respectively.

The following is a summary of the inputs used as of July 31, 2016 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$4,133,623	$—	$4,133,623
Common Stock	8,384	—	—	8,384

Total Investments in Securities	$8,384	$4,133,623	$—	$4,142,007

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-017-0400

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 86.3%
	Face Amount(1)		Value

CHINA — 25.5%
Cosmos Boom Investment 0.500%, 06/23/20		$200,000	$190,260
Crotona Asset 4.000%, 04/14/19		200,000	205,100
Ctrip.com International 1.990%, 07/01/25 (D)		175,000	197,313
Kingsoft 1.250%, 04/11/19	HKD	2,000,000	253,660
SINA 1.000%, 12/01/18		150,000	147,938
Vipshop Holdings 1.500%, 03/15/19 (D)		350,000	362,687
YY 2.250%, 04/01/19		150,000	147,375

			1,504,333

HONG KONG — 4.3%
Shine Power International 0.973%, 07/28/19 (A)	HKD	2,000,000	255,529

INDIA — 3.3%
Larsen & Toubro 0.675%, 10/22/19		200,000	197,650

SINGAPORE — 3.0%
CapitaLand 1.850%, 06/19/20 (D)	SGD	250,000	178,638

SOUTH KOREA — 3.1%
Hyundai Heavy Industries 0.759%, 06/29/20 (A)		200,000	186,560

UNITED ARAB EMIRATES — 2.8%
Aabar Investments PJSC MTN 0.500%, 03/27/20	EUR	200,000	165,353

UNITED KINGDOM — 4.5%
Helical Bar Jersey 4.000%, 06/17/19	GBP	100,000	125,794
Premier Oil Finance Jersey MTN 2.500%, 07/27/18		200,000	143,600

			269,394

UNITED STATES — 39.8%
AmTrust Financial Services 2.750%, 12/15/44 (D)		150,000	116,250
Chart Industries 2.000%, 08/01/18		200,000	193,750

CONVERTIBLE BONDS — continued
	Face Amount(1)/Shares	Value
UNITED STATES — continued
Cobalt International Energy 2.625%, 12/01/19	$100,000	$44,688
Cowen Group 3.000%, 03/15/19	200,000	184,375
CSG Systems International 4.250%, 03/15/36 (B)(D)	50,000	53,125
Fluidigm 2.750%, 02/01/34 (D)	200,000	126,875
Immunomedics 4.750%, 02/15/20 (D)	150,000	111,938
Inphi 1.125%, 12/01/20 (B)(D)	100,000	112,125
Insulet 2.000%, 06/15/19 (D)	150,000	151,594
InvenSense 1.750%, 11/01/18	65,000	61,831
iStar 3.000%, 11/15/16	80,000	80,600
M/I Homes Inc 3.000%, 03/01/18	200,000	203,625
Microchip Technology 1.625%, 02/15/25 (D)	150,000	178,781
PDL BioPharma 4.000%, 02/01/18	70,000	66,806
PTC Therapeutics 3.000%, 08/15/22 (B)(D)	100,000	41,625
Restoration Hardware Holdings 8.790%, 06/15/19 (A)(B)	100,000	85,125
Starwood Property Trust 4.550%, 03/01/18	80,000	85,250
Stillwater Mining 1.750%, 10/15/32 (D)	150,000	193,594
Titan Machinery 3.750%, 05/01/19	100,000	84,813
Weatherford International 5.875%, 07/01/21 (D)	160,000	177,800

		2,354,570

Total Convertible Bonds (Cost $5,230,072)		5,112,027

SHORT-TERM INVESTMENT — 8.5%
SEI Daily Income Trust, Government Fund, Cl A, 0.150% (C) (Cost $506,299)	506,299	506,299

Total Investments — 94.8% (Cost $5,736,371) †		$5,618,326

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS SOLD SHORT
COMMON STOCK — (11.9)%
	Shares/Contracts	Value
CHINA — (2.3)%
Ctrip.com International ADR*	(2,000)	$(87,340)
Vipshop Holdings ADR*	(3,500)	(49,805)

		(137,145)

UNITED STATES — (9.6)%
AmTrust Financial Services	(1,200)	(28,644)
CSG Systems International	(600)	(24,156)
Fluidigm*	(1,000)	(10,550)
Immunomedics*	(14,700)	(38,955)
Inphi*	(1,745)	(61,389)
Insulet*	(1,765)	(62,463)
Microchip Technology	(2,370)	(131,867)
PTC Therapeutics*	(1,065)	(6,358)
Stillwater Mining*	(7,800)	(119,340)
Weatherford International*	(14,500)	(82,360)

		(566,082)

Total Common Stock (Proceeds $688,170)		(703,227)

Total Investments Sold Short (11.9)% (Proceeds $688,170)		$(703,227)

PURCHASED OPTIONS — 1.3%
UNITED STATES — 1.3%
CBOE Volatility Index, Call Option, Expires 10/19/16, $20.00*	275	59,125
S&P 500 Index, Put Option, Expires 10/21/16, $2,000.00*	10	16,100

Total Purchased Options (Cost $83,386)		$75,225

WRITTEN OPTION — (0.5)%
UNITED STATES — (0.5)%
CBOE Volatility Index, Call Option, Expires 10/19/16, $28.00*	(275)	(27,500)

(Premiums Received $27,214)		$(27,500)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2016, is

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
US Bank	8/24/16	EUR	150,000	USD	166,005	$(1,853)
US Bank	8/24/16	GBP	93,000	USD	120,844	(2,284)
US Bank	8/24/16	HKD	3,940,000	USD	508,105	120
US Bank	8/24/16	SGD	240,000	USD	176,978	(1,998)

						(6,015)

For the period ended July 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based upon Net Assets of $5,925,604

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

(A)	Zero coupon security.

(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of such securities as of July 31, 2016 was $292,000 and represents 4.9% of Net Assets.

(C)	The rate reported is the 7-day effective yield as of July 31, 2016.

(D)	All or a portion of the shares have been committed as collateral for open short positions.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $5,736,371, and the unrealized appreciation and depreciation were $126,860 and ($244,905), respectively.

ADR – American Depositary Receipt

CBOE – Chicago Board Options Exchange

Cl – Class

EUR – Euro Currency

GBP – British Pound

HKD – Hong Kong Dollar

MTN – Medium Term Note

S&P – Standard & Poor’s

SGD – Singapore Dollar

USD – United States Dollar

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$5,112,027	$—	$5,112,027
Short-Term Investment	506,299	—	—	506,299

Total Investments in Securities	$506,299	$5,112,027	$—	$5,618,326

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(703,227)	$—	$—	$(703,227)

Total Securities Sold Short	$(703,227)	$—	$—	$(703,227)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$75,225	$—	$—	$75,225
Written Options	(27,500)	—	—	(27,500)
Forwards Contracts*
Appreciation	—	120	—	120
Depreciation	—	(6,135)	—	(6,135)

Total Other Financial Instruments	$47,725	$(6,015)	$—	$41,710

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instruments.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JULY 31, 2016 (Unaudited)

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period.

Amounts designated as “—” are 0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-019-0300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC GLOBAL CONVERTIBLES FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 94.4%
	Face Amount(1)		Value
CHINA — 6.8%
Crotona Asset 4.000%, 04/14/19		$200,000	$205,100
Ctrip.com International 1.000%, 07/01/20		120,000	130,050
Vipshop Holdings 1.500%, 03/15/19		90,000	93,263

			428,413

FRANCE — 3.6%
BIM SAS 2.500%, 11/13/20	EUR	90,080	111,756
Orpar 0.000%, 07/15/19 (A)	EUR	100,000	116,105

			227,861

GERMANY — 1.9%
MTU Aero Engines 0.125%, 05/17/23	EUR	100,000	116,541

HONG KONG — 4.1%
Asia View 1.500%, 08/08/19		250,000	258,063

HUNGARY — 2.0%
Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19	EUR	100,000	127,386

ITALY — 3.9%
Beni Stabili SIIQ 2.625%, 04/17/19	EUR	100,000	124,858
Prysmian 1.250%, 03/08/18	EUR	100,000	122,981

			247,839

JAPAN — 10.2%
Asics 0.000%, 03/01/19 (A)	JPY	10,000,000	104,866
Iida Group Holdings 0.000%, 06/18/20 (A)	JPY	20,000,000	210,614
Nipro 0.000%, 01/29/21 (A)	JPY	10,000,000	108,345
Sony 0.000%, 09/30/22 (A)	JPY	10,000,000	105,356
Teijin 0.000%, 12/12/18 (A)	JPY	10,000,000	110,134

			639,315

JERSEY — 4.6%
British Land Jersey MTN 1.500%, 09/10/17	GBP	100,000	143,264

CONVERTIBLE BONDS — continued
	Face Amount(1)		Value
JERSEY — continued
Great Portland Estates Capital Jersey 1.000%, 09/10/18	GBP	100,000	$143,951

			287,215

MEXICO — 3.5%
America Movil 0.000%, 05/28/20 (A)	EUR	200,000	220,023

NETHERLANDS — 3.5%
NXP Semiconductors 1.000%, 12/01/19		200,000	222,250

NORWAY — 2.0%
Marine Harvest 0.125%, 11/05/20	EUR	100,000	124,646

SINGAPORE — 3.0%
CapitaLand 1.950%, 10/17/23	SGD	250,000	186,004

SOUTH AFRICA — 1.8%
Steinhoff Finance Holdings GmbH 1.250%, 08/11/22	EUR	100,000	115,490

SPAIN — 2.1%
ACS Actividades Finance 2.625%, 10/22/18	EUR	100,000	129,644

SWEDEN — 2.7%
Industrivarden 1.875%, 02/27/17	EUR	150,000	169,713

SWITZERLAND — 2.0%
Schindler Holding 0.375%, 06/05/17	CHF	100,000	125,258

UNITED ARAB EMIRATES — 1.3%
Aabar Investments PJSC MTN 0.500%, 03/27/20	EUR	100,000	82,677

UNITED KINGDOM — 4.1%
Helical Bar Jersey 4.000%, 06/17/19	GBP	100,000	125,794
Jersey 0.500%, 11/19/19	EUR	100,000	130,762

			256,556

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC GLOBAL CONVERTIBLES FUND
JULY 31, 2016 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount(1)	Value
UNITED STATES — 31.3%
Array BioPharma 3.000%, 06/01/20	$25,000	$22,125
BioMarin Pharmaceutical 1.500%, 10/15/20	25,000	33,063
Bottomline Technologies de 1.500%, 12/01/17	110,000	111,306
Colony Capital 3.875%, 01/15/21	60,000	58,388
CSG Systems International 4.250%, 03/15/36 (B)	55,000	58,438
Electronics For Imaging 0.750%, 09/01/19	120,000	128,925
Empire State Realty OP 2.625%, 08/15/19 (B)	80,000	93,249
Griffon 4.000%, 01/15/17 (B)	50,000	61,438
Hologic 2.000%, 03/01/42	50,000	67,938
Immunomedics 4.750%, 02/15/20	25,000	18,656
Insulet 2.000%, 06/15/19	75,000	75,797
Intercept Pharmaceuticals 3.250%, 07/01/23	30,000	33,806
j2 Global 3.250%, 06/15/29	55,000	64,144
Novavax 3.750%, 02/01/23 (B)	15,000	19,369
Nuance Communications 1.000%, 12/15/35 (B)	110,000	98,794
NuVasive 2.250%, 03/15/21 (B)	65,000	79,381
Priceline Group 0.350%, 06/15/20	135,000	163,687
PTC Therapeutics 3.000%, 08/15/22 (B)	15,000	6,244
salesforce.com inc 0.250%, 04/01/18	85,000	111,721
ServiceNow 0.000%, 11/01/18 (A)	100,000	117,937
SunPower 4.000%, 01/15/23 (B)	50,000	43,344
Trinity Industries 3.875%, 06/01/36	90,000	107,719
Weatherford International 5.875%, 07/01/21	70,000	77,788
WebMD Health 2.500%, 01/31/18	90,000	100,743
Wright Medical Group 2.250%, 11/15/21 (B)	170,000	206,124

		1,960,124

Total Convertible Bonds (Cost $5,898,300)		5,925,018

PREFERRED STOCK — 4.6%
	Shares	Value
UNITED STATES — 4.6%
American Tower, 5.500%	800	$88,520
Belden, 6.750%	600	63,540
Frontier Communications, 11.125%*	1,000	98,880
Stericycle, 5.250%*	500	37,295

Total Preferred Stock (Cost $283,229)		288,235

SHORT-TERM INVESTMENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl A, 0.150% (C) (Cost $9,093)	9,093	9,093

Total Investments — 99.1% (Cost $6,190,622) †		$6,222,346

Percentages are based upon Net Assets of $6,280,267.

(1)	In U.S. dollars unless otherwise indicated.

*	Non-income producing security.

(A)	Zero coupon security.

(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of such securities as of July 31, 2016 was $666,381 and represents 10.6% of Net Assets.

(C)	The rate reported is the 7-day effective yield as of July 31, 2016.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $6,190,622, and the unrealized appreciation and depreciation were $228,967 and ($197,243), respectively.

CHF — Swiss Franc

Cl — Class

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

MTN — Medium Term Note

SGD — Singapore Dollar

The following is a summary of the inputs used as of July 31, 2016 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$5,925,018	$—	$5,925,018
Preferred Stock	288,235	—	—	288,235
Short-Term Investment	9,093	—	—	9,093

Total Investments in Securities	$297,328	$5,925,018	$—	$6,222,346

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC GLOBAL CONVERTIBLES FUND
JULY 31, 2016 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-020-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016